UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

December 31, 2012 (unaudited)

Company	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 60.0%
Industrial - 51.2%
Basic - 4.6%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17(a)	U.S.$	528	$553,080
AK Steel Corp.
8.75%, 12/01/18(a)		868	915,740
Aleris International, Inc.
7.625%, 2/15/18		1,932	1,965,810
7.875%, 11/01/20(a)		1,570	1,570,000
Appleton Papers, Inc.
10.50%, 6/15/15(a)		1,300	1,378,000
ArcelorMittal
6.75%, 2/25/22(b)		2,500	2,623,787
Arch Coal, Inc.
7.00%, 6/15/19(b)		693	644,490
7.25%, 6/15/21(b)		1,156	1,066,410
Ashland, Inc.
4.75%, 8/15/22(a)		501	521,040
Basell Finance Co. BV
8.10%, 3/15/27(a)		1,240	1,655,400
Calcipar SA
6.875%, 5/01/18(a)		735	749,700
Celanese US Holdings LLC
6.625%, 10/15/18		408	448,800
Commercial Metals Co.
6.50%, 7/15/17		1,927	2,057,073
Consol Energy, Inc.
8.25%, 4/01/20		2,175	2,354,437
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.81%, 11/15/14(c)		938	879,375
Huntsman International LLC
8.625%, 3/15/21		2,060	2,353,550
INEOS Group Holdings SA
8.50%, 2/15/16(a) (b)		3,551	3,533,245
James River Coal Co.
7.875%, 4/01/19		251	143,070
JMC Steel Group, Inc.
8.25%, 3/15/18(a)		1,444	1,508,980
LyondellBasell Industries NV
6.00%, 11/15/21		264	309,540
MacDermid, Inc.
9.50%, 4/15/17(a)		1,800	1,874,250
Momentive Performance Materials, Inc.
8.875%, 10/15/20(a) (b)		1,888	1,906,880
11.50%, 12/01/16(d)		1,320	772,200
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	528	526,185
NOVA Chemicals Corp.
8.625%, 11/01/19	U.S.$	1,426	1,618,510
Orion Engineered Carbons Bondco GmbH
9.625%, 6/15/18(a)		848	926,440

Company	Principal Amount (000)		U.S. $ Value
Peabody Energy Corp.
6.00%, 11/15/18	U.S.$	626	$665,125
6.25%, 11/15/21(b)		1,499	1,592,688
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, 6/01/20(a)		1,900	2,047,250
Polypore International, Inc.
7.50%, 11/15/17(b)		590	643,100
PQ Corp.
8.75%, 5/01/18(a)		1,700	1,785,000
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18(a)		1,345	1,368,538
8.25%, 1/15/21(a)		400	409,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17(a)		2,250	2,295,000
11.25%, 10/15/18(a) (b)		1,360	1,251,200
Sawgrass Merger Sub, Inc.
8.75%, 12/15/20(a)		2,327	2,344,452
Smurfit Kappa Acquisitions
7.75%, 11/15/19(a)	EUR	1,535	2,240,892
Steel Dynamics, Inc.
6.125%, 8/15/19(a)	U.S.$	225	238,500
6.375%, 8/15/22(a)		1,266	1,341,960
7.625%, 3/15/20		1,200	1,326,000
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		637	675,220
United States Steel Corp.
6.65%, 6/01/37		1,137	989,190
Usiminas Commercial Ltd.
7.25%, 1/18/18(a)		2,428	2,695,080
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19(b)		688	261,440
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,255,534

			61,281,161

Capital Goods - 6.8%
Alliant Techsystems, Inc.
6.875%, 9/15/20		521	572,449
Ardagh Glass Finance PLC
8.75%, 2/01/20(a)	EUR	860	1,188,509
Ardagh Packaging Finance PLC
7.375%, 10/15/17(a)	U.S.$	230	250,125
9.25%, 10/15/20(a)	EUR	427	613,781
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, 10/15/17(a)		1,500	2,155,148
B/E Aerospace, Inc.
6.875%, 10/01/20	U.S.$	1,236	1,375,050
Berry Plastics Corp.
9.75%, 1/15/21		1,525	1,757,562
10.25%, 3/01/16		360	370,350

Company	Principal Amount (000)		U.S. $ Value
Bombardier, Inc.
5.75%, 3/15/22(a)	U.S.$	1,550	$1,592,625
7.75%, 3/15/20(a)		1,266	1,436,910
Building Materials Corp. of America
7.00%, 2/15/20(a)		985	1,073,650
7.50%, 3/15/20(a)		849	933,900
Cemex Espana Luxembourg
9.25%, 5/12/20(a)		182	197,470
9.875%, 4/30/19(a) (b) (c)		3,299	3,678,385
Cemex Finance LLC
9.375%, 10/12/22(a)		587	658,247
CNH America LLC
7.25%, 1/15/16(b)		1,775	1,996,875
Crown European Holdings SA
7.125%, 8/15/18(a)	EUR	305	442,843
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	899	993,395
Griffon Corp.
7.125%, 4/01/18		718	761,080
HD Supply, Inc.
8.125%, 4/15/19(a)		715	815,100
11.00%, 4/15/20(a)		2,457	2,899,260
11.50%, 7/15/20(a)		1,083	1,219,729
13.50%, 9/01/15		1,300	1,332,500
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19(a)	EUR	1,330	2,184,761
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	640	696,000
7.125%, 3/15/21		632	687,300
Interline Brands, Inc.
10.00%, 11/15/18(a) (e)		1,662	1,803,270
KM Germany Holdings GmbH
8.75%, 12/15/20(a)	EUR	228	315,996
KUKA AG
8.75%, 11/15/17(a)		1,038	1,561,923
Lafarge SA
7.125%, 7/15/36	U.S.$	800	814,000
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		2,168	2,433,580
Masco Corp.
5.95%, 3/15/22		640	709,435
6.125%, 10/03/16		1,825	2,015,789
Nordenia Holdings AG
9.75%, 7/15/17	EUR	1,206	1,838,598
Nortek, Inc.
8.50%, 4/15/21	U.S.$	1,924	2,135,640
Obrascon Huarte Lain SA
7.375%, 4/28/15	EUR	500	708,648
OI European Group BV
6.75%, 9/15/20(a)		1,000	1,498,143
Plastipak Holdings, Inc.
8.50%, 12/15/15(a)	U.S.$	1,225	1,246,438
Ply Gem Industries, Inc.
8.25%, 2/15/18(b)		1,400	1,512,000

Company	Principal Amount (000)		U.S. $ Value
Polymer Group, Inc.
7.75%, 2/01/19	U.S.$	3,500	$3,753,750
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18		1,900	2,059,125
Rearden G Holdings EINS GmbH
7.875%, 3/30/20(a)		1,200	1,332,000
Rexam PLC
6.75%, 6/29/67(a)	EUR	2,020	2,806,253
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%, 8/15/19	U.S.$	2,080	2,314,000
8.50%, 5/15/18(d)		1,800	1,845,000
9.00%, 4/15/19		1,153	1,199,120
9.875%, 8/15/19		1,762	1,885,340
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.25%, 11/15/19		2,400	2,784,000
Sealed Air Corp.
6.50%, 12/01/20(a) (b)		557	601,560
6.875%, 7/15/33(a)		1,201	1,152,960
8.125%, 9/15/19(a)		1,159	1,303,875
8.375%, 9/15/21(a)		713	814,603
Sequa Corp.
7.00%, 12/15/17(a)		858	863,363
Silver II Borrower/Silver II US Holdings LLC
7.75%, 12/15/20(a)		2,149	2,224,215
SRA International, Inc.
11.00%, 10/01/19		1,200	1,224,000
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20(a)		999	1,073,925
Terex Corp.
6.00%, 5/15/21		716	753,590
Textron Financial Corp.
6.00%, 2/15/67(a)		575	500,250
TransDigm, Inc.
7.75%, 12/15/18		2,600	2,876,250
United Rentals North America, Inc.
8.25%, 2/01/21		650	732,875
8.375%, 9/15/20(b)		2,587	2,865,102
USG Corp.
6.30%, 11/15/16		650	672,750
Wienerberger AG
6.50%, 2/09/17	EUR	1,100	1,241,413

			89,355,783

Communications - Media - 5.0%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	2,955	3,206,175
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 4/30/21		585	631,069
7.00%, 1/15/19		500	539,375
7.25%, 10/30/17		600	654,000
7.375%, 6/01/20		720	799,200

Company	Principal Amount (000)		U.S. $ Value
Cengage Learning Acquisitions, Inc.
11.50%, 4/15/20(a)	U.S.$	2,495	$2,151,937
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20(a)		1,851	1,927,354
8.625%, 11/15/17(a)		1,345	1,439,150
Clear Channel Communications, Inc.
5.75%, 1/15/13		1,500	1,500,000
9.00%, 12/15/19(a)		777	710,955
9.00%, 3/01/21		1,166	1,040,655
10.75%, 8/01/16		1,507	1,137,785
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22(a)		2,115	2,188,763
Series A
7.625%, 3/15/20		300	299,250
Series B
7.625%, 3/15/20		1,600	1,612,000
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,506	1,696,132
CSC Holdings LLC
7.625%, 7/15/18		598	690,690
Cumulus Media Holdings, Inc.
7.75%, 5/01/19(b)		925	908,813
Dex One Corp.
14.00%, 1/29/17(e)		1,111	369,408
DISH DBS Corp.
7.125%, 2/01/16		1,250	1,400,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC
7.00%, 10/15/20(a)		1,613	1,649,292
Houghton Mifflin Harcourt Publishers, Inc./Houghton Mifflin Harcourt Publishing
10.50%, 6/01/19(a) (f) (g) (h)		1,000	445,943
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,323	2,642,412
Intelsat Jackson Holdings SA
6.625%, 12/15/22(a)		645	665,963
Intelsat Luxembourg SA
11.25%, 2/04/17		1,200	1,269,000
11.50%, 2/04/17(a) (e)		900	956,250
11.50%, 2/04/17(e)		900	956,250
LIN Television Corp.
6.375%, 1/15/21(a)		640	672,000
8.375%, 4/15/18(b)		750	821,250
Local TV Finance LLC
9.25%, 6/15/15(a) (e)		1,286	1,300,720
McClatchy Co. (The)
9.00%, 12/15/22(a)		1,098	1,119,960
New York Times Co. (The)
6.625%, 12/15/16		1,300	1,430,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/20(a)		663	680,404

Company	Principal Amount (000)		U.S. $ Value
Norcell 1B AB
12.40%, 12/01/19	EUR	2,132	$2,743,780
Numericable Finance & Co., SCA
12.375%, 2/15/19(a) (b)		950	1,484,366
Quebecor Media, Inc.
7.75%, 3/15/16	U.S.$	1,167	1,196,175
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,998	1,928,070
Sinclair Television Group, Inc.
6.125%, 10/01/22(a)		1,866	1,980,292
8.375%, 10/15/18(b)		660	737,550
9.25%, 11/01/17(a)		1,485	1,633,500
Sirius XM Radio, Inc.
8.75%, 4/01/15(a)		2,000	2,265,000
Technicolor SA
5.75%, 9/25/15(g) (h)	EUR	975	257
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19(a)	U.S.$	972	1,066,770
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19(a)		487	535,700
7.50%, 3/15/19(a)	EUR	537	777,922
Univision Communications, Inc.
6.75%, 9/15/22(a)	U.S.$	599	618,468
6.875%, 5/15/19(a)		800	832,000
8.50%, 5/15/21(a)		1,325	1,368,063
UPC Holding BV
8.375%, 8/15/20(a) (b)	EUR	1,000	1,480,984
UPCB Finance III Ltd.
6.625%, 7/01/20(a)	U.S.$	1,105	1,183,731
UPCB Finance V Ltd.
7.25%, 11/15/21(a)		480	528,000
UPCB Finance VI Ltd.
6.875%, 1/15/22(a)		620	671,150
Valassis Communications, Inc.
6.625%, 2/01/21		600	636,000
Virgin Media Finance PLC
8.375%, 10/15/19		2,300	2,610,500
XM Satellite Radio, Inc.
7.625%, 11/01/18(a)		775	860,250

			66,650,683

Communications - Telecommunications - 3.9%
Cincinnati Bell, Inc.
8.25%, 10/15/17		1,250	1,346,875
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15(a)		1,220	1,311,500
Cricket Communications, Inc.
7.75%, 10/15/20(b)		1,500	1,530,000
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,657,500

Company	Principal Amount (000)		U.S. $ Value
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18	CAD	1,175	$1,110,503
eAccess Ltd.
8.25%, 4/01/18(a) (b)	U.S.$	1,626	1,804,860
Fairpoint Communications, Inc./Old
Series 1
13.125%, 4/02/18(h)		1,512	14,368
Frontier Communications Corp.
9.00%, 8/15/31		1,000	1,100,000
Level 3 Communications, Inc.
8.875%, 6/01/19(a)		781	831,765
Level 3 Financing, Inc.
7.00%, 6/01/20(a)		1,930	2,016,850
8.625%, 7/15/20		923	1,024,530
10.00%, 2/01/18		1,000	1,115,000
MetroPCS Wireless, Inc.
6.625%, 11/15/20		1,350	1,434,375
7.875%, 9/01/18		1,300	1,407,250
MTS International Funding Ltd.
8.625%, 6/22/20(a)		2,495	3,146,819
NII Capital Corp.
7.625%, 4/01/21		557	421,928
PAETEC Holding Corp.
9.875%, 12/01/18		1,480	1,694,600
Phones4u Finance PLC
9.50%, 4/01/18(a)	GBP	1,750	2,970,713
Portugal Telecom International Finance BV
5.625%, 2/08/16	EUR	2,000	2,788,526
SBA Telecommunications, Inc.
5.75%, 7/15/20(a)	U.S.$	626	665,125
Sprint Capital Corp.
6.875%, 11/15/28		1,500	1,560,000
8.75%, 3/15/32		130	158,925
Sprint Nextel Corp.
6.00%, 11/15/22		1,350	1,387,125
Sunrise Communications Holdings SA
8.50%, 12/31/18(a)	EUR	1,400	2,030,875
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21(a)		2,200	3,078,123
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	2,376	2,601,720
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20(a)		1,084	1,121,940
Wind Acquisition Finance SA
11.75%, 7/15/17(a)		4,515	4,729,462
Windstream Corp.
7.50%, 4/01/23		675	710,438
7.75%, 10/01/21		1,715	1,852,200
8.125%, 8/01/13-9/01/18		2,168	2,282,850

			50,906,745

Company	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 1.8%
Accuride Corp.
9.50%, 8/01/18(b)	U.S.$	1,386	$1,337,490
Affinia Group, Inc.
9.00%, 11/30/14		2,195	2,195,000
Allison Transmission, Inc.
7.125%, 5/15/19(a)		2,039	2,176,632
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17(a)		920	1,021,200
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		1,084	1,073,160
Cooper Tire & Rubber Co.
8.00%, 12/15/19		1,250	1,400,000
Dana Holding Corp.
6.50%, 2/15/19		300	320,250
6.75%, 2/15/21		326	350,450
Delphi Corp.
5.875%, 5/15/19		559	599,528
6.125%, 5/15/21		419	465,090
Exide Technologies
8.625%, 2/01/18(b)		1,346	1,140,735
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19(a)	EUR	925	1,309,473
Goodyear Tire & Rubber Co. (The)
7.00%, 5/15/22(b)	U.S.$	1,059	1,135,777
7.00%, 3/15/28		400	403,000
8.75%, 8/15/20		343	395,308
Lear Corp.
8.125%, 3/15/20		495	558,113
Meritor, Inc.
10.625%, 3/15/18		412	429,510
Navistar International Corp.
8.25%, 11/01/21(b)		2,507	2,419,255
Schaeffler Finance BV
8.50%, 2/15/19(a)		1,425	1,610,250
Tenneco, Inc.
6.875%, 12/15/20		2,335	2,542,231
7.75%, 8/15/18		410	444,850
UCI International, Inc.
8.625%, 2/15/19		1,002	993,232

			24,320,534

Consumer Cyclical - Entertainment - 0.8%
AMC Entertainment, Inc.
9.75%, 12/01/20		1,143	1,320,165
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		2,000	2,225,000
Greektown Holdings LLC
10.75%, 12/01/13 (f) (g) (i)		915	0
Liberty Interactive LLC
3.75%, 2/15/30		931	595,840
NAI Entertainment Holdings LLC
8.25%, 12/15/17(a)		1,727	1,899,700

Company	Principal Amount (000)		U.S. $ Value
Pinnacle Entertainment, Inc.
8.625%, 8/01/17	U.S.$	895	$961,006
8.75%, 5/15/20		271	292,680
Regal Entertainment Group
9.125%, 8/15/18(b)		2,470	2,754,050

			10,048,441

Consumer Cyclical - Other - 4.1%
Beazer Homes USA, Inc.
6.875%, 7/15/15		1,500	1,503,750
Broder Bros Co.
12.00%, 10/15/13(a) (e)		465	459,077
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		700	463,750
11.25%, 6/01/17		435	465,994
Chester Downs & Marina LLC
9.25%, 2/01/20(a)		1,028	1,010,010
Choice Hotels International, Inc.
5.75%, 7/01/22		154	170,555
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		2,956	3,162,920
Felcor Lodging LP
5.625%, 3/01/23(a)		1,802	1,792,990
Gaylord Entertainment Co.
6.75%, 11/15/14		5	5,000
GWR Operating Partnership LLP
10.875%, 4/01/17		1,600	1,820,000
Host Hotels & Resorts LP Series Q
6.75%, 6/01/16		612	625,770
Isle of Capri Casinos, Inc.
7.75%, 3/15/19(b)		1,335	1,438,462
8.875%, 6/15/20		1,128	1,229,520
KB Home
9.10%, 9/15/17		1,250	1,453,125
Lennar Corp. Series B
6.50%, 4/15/16		2,600	2,879,500
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,596,000
Marina District Finance Co., Inc.
9.50%, 10/15/15(b)		810	785,700
9.875%, 8/15/18(b)		1,980	1,900,800
Mattamy Group Corp.
6.50%, 11/15/20(a)		700	701,750
MGM Resorts International
6.625%, 7/15/15(b)		1,480	1,587,300
7.625%, 1/15/17		1,200	1,284,000
NCL Corp., Ltd.
9.50%, 11/15/18		2,407	2,671,770
11.75%, 11/15/16		1,100	1,243,000
Penn National Gaming, Inc.
8.75%, 8/15/19		1,367	1,558,380
PulteGroup, Inc.
7.875%, 6/15/32		1,400	1,522,500
PVH Corp.
7.375%, 5/15/20		950	1,065,188

Company	Principal Amount (000)		U.S. $ Value
Quiksilver, Inc.
6.875%, 4/15/15(b)	U.S.$	2,840	$2,790,300
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13		1,000	1,043,750
7.00%, 6/15/13		1,000	1,025,000
7.25%, 6/15/16		500	565,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,800	1,998,000
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		1,619	1,788,995
Standard Pacific Corp.
8.375%, 5/15/18		500	580,000
10.75%, 9/15/16		1,696	2,107,280
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16(a)		852	913,770
Taylor Morrison Communities, Inc./Monarch Communities Inc
7.75%, 4/15/20(a)		1,170	1,240,200
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(g) (h)		750	0
Wolverine World Wide, Inc.
6.125%, 10/15/20(a)		501	526,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		3,100	3,534,000

			53,509,156

Consumer Cyclical-Restaurants - 0.3%
Burger King Corp.
9.875%, 10/15/18		1,360	1,557,200
CKE Restaurants, Inc.
11.375%, 7/15/18(b)		1,854	2,132,100

			3,689,300

Consumer Cyclical-Retailers - 1.5%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		901	1,000,110
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		1,260	1,360,800
Gymboree Corp.
9.125%, 12/01/18(b)		2,650	2,358,500
J Crew Group, Inc.
8.125%, 3/01/19(b)		1,704	1,801,980
JC Penney Corp., Inc.
6.375%, 10/15/36		1,000	750,000
7.40%, 4/01/37		1,000	835,000
Limited Brands, Inc.
5.625%, 2/15/22		417	453,488
6.90%, 7/15/17		893	1,024,718
7.60%, 7/15/37		1,000	1,047,500
Michaels Stores, Inc.
7.75%, 11/01/18		1,300	1,426,750
11.375%, 11/01/16		1,105	1,154,725

Company	Principal Amount (000)		U.S. $ Value
Rite Aid Corp.
8.00%, 8/15/20	U.S.$	1,325	$1,513,812
9.50%, 6/15/17(b)		860	897,625
10.25%, 10/15/19		348	396,720
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		1,779	1,930,215
Toys R US, Inc.
7.375%, 10/15/18		2,225	2,024,750
YCC Holdings LLC/Yankee Finance, Inc.
10.25%, 2/15/16(e)		310	320,106

			20,296,799

Consumer Non-Cyclical - 7.8%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		1,855	2,049,775
Alere, Inc.
7.25%, 7/01/18(a)		765	766,913
8.625%, 10/01/18		2,405	2,417,025
ARAMARK Corp.
8.50%, 2/01/15		2,805	2,819,053
Bausch & Lomb, Inc.
9.875%, 11/01/15		1,683	1,733,490
Biomet, Inc.
6.50%, 8/01/20-10/01/20(a)		2,149	2,197,375
Boparan Finance PLC
9.875%, 4/30/18(a)	GBP	1,500	2,762,580
Capsugel FinanceCo SCA
9.875%, 8/01/19(a)	EUR	1,850	2,747,146
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	1,200	2,085,794
9.75%, 8/01/17(a)		1,700	2,954,874
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18(a)	U.S.$	1,640	1,652,300
9.50%, 4/15/15(e)		1,192	1,215,648
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		933	995,977
8.00%, 11/15/19		296	320,420
Constellation Brands, Inc.
6.00%, 5/01/22		824	943,480
ConvaTec Healthcare E SA
10.50%, 12/15/18(a)		954	1,051,785
Cott Beverages, Inc.
8.125%, 9/01/18		275	303,875
8.375%, 11/15/17		600	652,500
Del Monte Corp.
7.625%, 2/15/19		635	661,988
Dole Food Co., Inc.
8.00%, 10/01/16(a)		1,695	1,762,800
Elan Finance PLC/Elan Finance Corp.
6.25%, 10/15/19(a)		1,160	1,212,200
Elizabeth Arden, Inc.
7.375%, 3/15/21		1,325	1,480,687
Emergency Medical Services Corp.
8.125%, 6/01/19		2,466	2,707,976

Company	Principal Amount (000)		U.S. $ Value
Endo Health Solutions, Inc.
7.00%, 7/15/19	U.S.$	470	$501,138
7.25%, 1/15/22		635	681,038
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.875%, 2/01/20(a)		305	324,063
Grifols, Inc.
8.25%, 2/01/18		1,795	1,976,744
HCA Holdings, Inc.
7.75%, 5/15/21(b)		2,000	2,170,000
HCA, Inc.
6.50%, 2/15/16		290	315,375
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		2,850	2,693,250
Jaguar Holding Co. I
9.375%, 10/15/17(a) (e)		1,207	1,267,350
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19(a) (b)		1,699	1,928,365
Jarden Corp.
7.50%, 1/15/20		1,800	1,975,500
JBS Finance II Ltd.
8.25%, 1/29/18(a)		2,400	2,544,000
JBS USA LLC/JBS USA Finance, Inc.
8.25%, 2/01/20(a)		1,122	1,189,320
Kindred Healthcare, Inc.
8.25%, 6/01/19		840	816,900
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18(a)		1,500	1,573,125
Mead Products LLC/ACCO Brands Corp.
6.75%, 4/30/20(a)		1,353	1,420,650
Minerva Luxembourg SA
12.25%, 2/10/22(a) (b)		1,245	1,490,887
Minerva Overseas II Ltd.
10.875%, 11/15/19(a)		467	532,380
New Albertsons, Inc.
7.45%, 8/01/29		4,005	2,242,800
Party City Holdings, Inc.
8.875%, 8/01/20(a)		2,023	2,169,667
Picard Bondco SA
9.00%, 10/01/18(a)	EUR	1,500	2,196,727
Pilgrim’s Pride Corp.
7.875%, 12/15/18(b)	U.S.$	1,445	1,464,869
Post Holdings, Inc.
7.375%, 2/15/22(a)		1,195	1,309,272
Priory Group No 3 PLC
7.00%, 2/15/18(a)	GBP	1,000	1,721,917
R&R Ice Cream PLC
8.375%, 11/15/17(a)	EUR	1,450	2,107,713
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19(a)	U.S.$	736	798,560
Select Medical Corp.
7.625%, 2/01/15		264	264,330

Company	Principal Amount (000)		U.S. $ Value
Select Medical Holdings Corp.
6.429%, 9/15/15(c)	U.S.$	1,000	$1,000,000
Serta Simmons Holdings LLC
8.125%, 10/01/20(a)		1,499	1,499,000
Sky Growth Acquisition Corp.
7.375%, 10/15/20(a)		1,184	1,175,120
Smithfield Foods, Inc.
7.75%, 7/01/17		2,000	2,330,000
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(a)		338	354,900
6.625%, 11/15/22(a)		560	600,600
Spectrum Brands, Inc.
6.75%, 3/15/20(a)		1,150	1,230,500
Stater Bros Holdings, Inc.
7.375%, 11/15/18		700	756,000
STHI Holding Corp.
8.00%, 3/15/18(a)		425	460,063
Tempur-Pedic International, Inc.
6.875%, 12/15/20(a)		201	206,779
Tenet Healthcare Corp.
6.25%, 11/01/18		881	966,897
6.875%, 11/15/31		1,500	1,350,000
8.00%, 8/01/20		400	430,750
Tops Holding Corp./Tops Markets LLC
10.125%, 10/15/15		1,500	1,582,500
United Surgical Partners International, Inc.
9.00%, 4/01/20		1,119	1,242,090
Universal Hospital Services, Inc.
3.902%, 6/01/15(c)		500	497,813
US Oncology, Inc.
9.125%, 8/15/17		1,200	22,500
Valeant Pharmaceuticals International
7.00%, 10/01/20(a)		3,000	3,262,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19(a)		128	131,840
7.75%, 2/01/19		528	546,480
8.00%, 2/01/18		2,555	2,644,425
Vanguard Health Systems, Inc.
Zero Coupon, 2/01/16		15	11,250
Visant Corp.
10.00%, 10/01/17		1,385	1,243,037
VPI Escrow Corp.
6.375%, 10/15/20(a)		1,325	1,421,062
VWR Funding, Inc.
7.25%, 9/15/17(a)		949	994,077
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		1,750	1,863,750

			102,995,534

Energy - 5.4%
Antero Resources Finance Corp.
7.25%, 8/01/19		312	340,080
9.375%, 12/01/17		2,363	2,593,392

Company	Principal Amount (000)		U.S. $ Value
ATP Oil & Gas Corp./United States
11.875%, 5/01/15(h)	U.S.$	1,000	$110,000
Atwood Oceanics, Inc.
6.50%, 2/01/20		540	580,500
Basic Energy Services, Inc.
7.75%, 2/15/19		1,200	1,194,000
Berry Petroleum Co.
6.375%, 9/15/22		1,863	1,937,520
Bill Barrett Corp.
7.625%, 10/01/19		834	879,870
Bluewater Holding BV
3.33%, 7/17/14(a) (c)		2,300	2,139,000
Bristow Group, Inc.
6.25%, 10/15/22		729	780,030
Chaparral Energy, Inc.
7.625%, 11/15/22		2,278	2,391,900
CHC Helicopter SA
9.25%, 10/15/20		2,440	2,568,100
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21		1,000	1,070,000
9.50%, 5/15/16		800	858,000
Cimarex Energy Co.
5.875%, 5/01/22		1,793	1,963,335
Continental Resources, Inc./OK
7.125%, 4/01/21		724	818,120
Denbury Resources, Inc.
6.375%, 8/15/21		624	686,400
8.25%, 2/15/20		521	586,125
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	1,201,750
9.25%, 12/15/17		2,000	2,285,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		1,505	1,696,887
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		971	1,053,535
ERA Group, Inc.
7.75%, 12/15/22(a)		950	933,375
Expro Finance Luxembourg SCA
8.50%, 12/15/16(a)		840	877,800
Forest Oil Corp.
7.25%, 6/15/19(b)		2,535	2,547,675
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16(a)		1,156	1,184,900
Hercules Offshore, Inc.
10.50%, 10/15/17(a)		625	673,438
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	1,640,650
Key Energy Services, Inc.
6.75%, 3/01/21		1,166	1,166,000
6.75%, 3/01/21(a)		1,300	1,293,500
Laredo Petroleum, Inc.
7.375%, 5/01/22		1,099	1,192,415
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		1,600	1,744,000

Company	Principal Amount (000)		U.S. $ Value
Milestone Aviation Group LLC
8.625%, 12/15/17(a)	U.S.$	831	$833,078
Northern Oil and Gas, Inc.
8.00%, 6/01/20		999	1,018,980
Offshore Group Investment Ltd.
7.50%, 11/01/19(a)		2,176	2,197,760
11.50%, 8/01/15		1,374	1,497,660
Oil States International, Inc.
6.50%, 6/01/19		1,374	1,463,310
PDC Energy, Inc.
7.75%, 10/15/22(a)		1,032	1,057,800
Perpetual Energy, Inc.
8.75%, 3/15/18(a)	CAD	1,800	1,755,303
Petroleum Geo-Services ASA
7.375%, 12/15/18(a)	U.S.$	1,429	1,543,320
PHI, Inc.
8.625%, 10/15/18		1,250	1,337,500
Pioneer Energy Services Corp.
9.875%, 3/15/18		1,397	1,519,238
Plains Exploration & Production Co.
6.50%, 11/15/20		1,335	1,478,513
6.75%, 2/01/22		1,845	2,071,012
Precision Drilling Corp.
6.50%, 12/15/21		738	785,970
Quicksilver Resources, Inc.
7.125%, 4/01/16(b)		900	720,000
Resolute Energy Corp.
8.50%, 5/01/20(a)		1,246	1,255,345
SandRidge Energy, Inc.
7.50%, 3/15/21-2/15/23		1,102	1,179,140
8.125%, 10/15/22		1,275	1,396,125
8.75%, 1/15/20(b)		1,850	2,025,750
SESI LLC
6.375%, 5/01/19		358	383,060
7.125%, 12/15/21		1,260	1,401,750
Tervita Corp.
9.75%, 11/01/19(a)		1,039	1,002,635
Tesoro Corp.
9.75%, 6/01/19		480	547,200
W&T Offshore, Inc.
8.50%, 6/15/19		1,500	1,612,500

			71,070,246

Other Industrial - 1.8%
A123 Systems, Inc.
3.75%, 4/15/16(h)		1,750	1,137,500
Abitibibowater, Inc.
6.00%, 6/20/13(f)(g)(i)		5	0
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18(a) (b)		1,012	1,047,420
Briggs & Stratton Corp.
6.875%, 12/15/20		398	450,237
Brightstar Corp.
9.50%, 12/01/16(a)		1,833	1,952,145
Education Management LLC/Education Management Finance Corp.
8.75%, 6/01/14		350	280,875

Company	Principal Amount (000)		U.S. $ Value
Exova PLC
10.50%, 10/15/18(a)	GBP	1,044	$1,763,763
Hologic, Inc.
6.25%, 8/01/20(a)	U.S.$	241	259,678
Interline Brands, Inc./NJ
7.50%, 11/15/18		1,753	1,893,240
Laureate Education, Inc.
9.25%, 9/01/19(a)		3,633	3,796,485
Liberty Tire Recycling
11.00%, 10/01/16(a)		2,800	2,590,000
Mueller Water Products, Inc.
7.375%, 6/01/17		700	722,750
8.75%, 9/01/20		550	626,886
Neenah Foundry Co.
15.00%, 7/29/15(e) (g)		347	319,501
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		2,000	1,500,000
13.00%, 3/15/18(a) (e)		533	555,600
Pipe Holdings PLC
9.50%, 11/01/15(a)	GBP	1,216	2,079,036
Rexel SA
6.125%, 12/15/19(a)	U.S.$	845	887,250
Wendel SA
4.375%, 8/09/17	EUR	1,100	1,496,752

			23,359,118

Services - 1.9%
Carlson Wagonlit BV
6.875%, 6/15/19(a)	U.S.$	1,026	1,082,430
Goodman Networks, Inc.
13.125%, 7/01/18(a)		1,200	1,314,000
Live Nation Entertainment, Inc.
7.00%, 9/01/20(a)		394	411,238
8.125%, 5/15/18(a)		225	242,438
Lottomatica Group SpA
8.25%, 3/31/66(a)	EUR	3,304	4,579,170
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	1,175	1,289,562
Monitronics International, Inc.
9.125%, 4/01/20		850	875,500
Realogy Group LLC Series A
11.00%, 4/15/18(a)		888	1,453,995
Sabre Holdings Corp.
8.35%, 3/15/16(d)		906	964,890
Sabre, Inc.
8.50%, 5/15/19(a)		2,570	2,737,050
Service Corp. International/US
6.75%, 4/01/16(c)		1,485	1,663,200
7.50%, 4/01/27		1,500	1,612,500
ServiceMaster Co./TN
7.00%, 8/15/20(a)		1,643	1,647,107
8.00%, 2/15/20		849	885,082

Company	Principal Amount (000)		U.S. $ Value
Travelport LLC
4.936%, 9/01/14(c)	U.S.$	101	$79,033
9.875%, 9/01/14		793	698,831
10.875%, 9/01/16	EUR	922	480,713
11.875%, 9/01/16	U.S.$	1,051	486,088
Travelport LLC/Travelport, Inc.
9.00%, 3/01/16		94	72,850
West Corp.
7.875%, 1/15/19		1,400	1,449,000
8.625%, 10/01/18		161	168,648
11.00%, 10/15/16		1,100	1,144,000

			25,337,325

Technology - 4.1%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		273	228,638
8.125%, 12/15/17(b)		1,345	1,227,312
Aspect Software, Inc.
10.625%, 5/15/17		2,126	1,924,030
Avaya, Inc.
7.00%, 4/01/19(a)		294	274,890
9.75%, 11/01/15		3,175	2,825,750
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		1,750	1,935,937
8.50%, 4/01/19		2,357	2,551,452
12.535%, 10/12/17		431	460,631
Ceridian Corp.
8.875%, 7/15/19(a)		1,321	1,433,285
11.25%, 11/15/15		3,960	3,960,000
CommScope, Inc.
8.25%, 1/15/19(a)		3,300	3,613,500
CoreLogic, Inc./United States
7.25%, 6/01/21		260	282,750
CPI International, Inc.
8.00%, 2/15/18		1,768	1,726,010
DCP LLC/DCP Corp.
10.75%, 8/15/15(a)		1,705	1,781,725
Epicor Software Corp.
8.625%, 5/01/19		2,316	2,431,800
First Data Corp.
6.75%, 11/01/20(a)		421	426,263
7.375%, 6/15/19(a)		2,145	2,225,437
11.25%, 3/31/16(b)		1,750	1,715,000
Freescale Semiconductor, Inc.
8.875%, 12/15/14(b)		747	753,536
9.25%, 4/15/18(a)		737	805,173
10.125%, 12/15/16(b)		610	628,300
GXS Worldwide, Inc.
9.75%, 6/15/15		1,264	1,317,720
Infor US, Inc.
9.375%, 4/01/19		2,190	2,458,275
10.00%, 4/01/19	EUR	793	1,172,327
Interactive Data Corp.
10.25%, 8/01/18	U.S.$	2,300	2,587,500
Iron Mountain, Inc.
8.375%, 8/15/21		2,000	2,220,000

Company	Principal Amount (000)		U.S. $ Value
NXP BV/NXP Funding LLC
3.09%, 10/15/13(c)	U.S.$	80	$80,000
Sanmina Corp.
7.00%, 5/15/19(a)		700	714,000
Seagate HDD Cayman
6.875%, 5/01/20		1,193	1,269,054
7.00%, 11/01/21		655	702,488
Sensata Technologies BV
6.50%, 5/15/19(a)		2,000	2,130,000
Serena Software, Inc.
10.375%, 3/15/16		377	386,425
Sitel LLC/Sitel Finance Corp.
11.00%, 8/01/17(a)		1,000	1,015,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19(a)		490	527,975
SunGard Data Systems, Inc.
6.625%, 11/01/19(a)		407	416,158
7.625%, 11/15/20		1,600	1,748,000
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	867,877
Viasystems, Inc.
7.875%, 5/01/19(a)		1,044	1,028,340

			53,852,558

Transportation - Airlines - 0.5%
Air Canada
12.00%, 2/01/16(a) (b)		1,300	1,342,250
Northwest Airlines 2000-1 Class G Pass Through Trust
Series 00-1
7.15%, 10/01/19(c)		750	794,954
TAM Capital 3, Inc.
8.375%, 6/03/21(a)		2,505	2,761,762
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		1,592	1,711,378

			6,610,344

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17		407	431,420

Transportation - Services - 0.9%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19		1,464	1,555,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 1/15/19(b)		625	690,625
EC Finance PLC
9.75%, 8/01/17(a)	EUR	1,363	1,961,010
Hapag-Lloyd AG
9.75%, 10/15/17(a)	U.S.$	1,250	1,256,250

Company	Principal Amount (000)		U.S. $ Value
HDTFS, Inc.
5.875%, 10/15/20(a)	U.S.$	1,055	$1,102,475
6.25%, 10/15/22(a)		475	505,875
Hertz Corp. (The)
6.75%, 4/15/19		2,187	2,386,564
Oshkosh Corp.
8.50%, 3/01/20		341	377,657
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		1,200	426,000
Swift Services Holdings, Inc.
10.00%, 11/15/18(b)		1,627	1,785,632

			12,047,488

			675,762,635

Financial Institutions - 5.6%
Banking - 2.1%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	2,295	2,506,855
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 9/26/19(a)	U.S.$	1,216	1,288,111
Barclays Bank PLC
7.70%, 4/25/18(a)		974	998,005
BBVA International Preferred SAU
4.952%, 9/20/16	EUR	1,650	1,502,763
Series F
9.10%, 10/21/14	GBP	550	852,349
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	2,252	2,280,150
Danske Bank A/S
5.914%, 6/16/14(a) (b)		1,150	1,138,500
HT1 Funding GmbH
6.352%, 6/30/17	EUR	1,550	1,620,493
LBG Capital No.1 PLC
8.00%, 6/15/20(a)	U.S.$	4,650	4,812,750
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,581,060
Regions Financing Trust II
6.625%, 5/15/47		700	696,500
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15(a)		1,300	1,418,652
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/29/17		50	45,000
SNS Bank NV
11.25%, 11/27/19(a)	EUR	620	548,307
Societe Generale SA
6.999%, 12/19/17		1,250	1,641,515
UBS AG/Jersey
4.28%, 4/15/15		2,000	2,520,994
UT2 Funding PLC
5.321%, 6/30/16		1,293	1,880,778

			27,332,782

Company	Principal Amount (000)		U.S. $ Value
Brokerage - 0.4%
E*Trade Financial Corp.
6.375%, 11/15/19	U.S.$	1,744	$1,787,600
6.75%, 6/01/16		1,778	1,871,345
GFI Group, Inc.
8.625%, 7/19/18(j)		1,300	1,140,750
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18(i)		1,690	405,600

			5,205,295

Finance - 1.3%
Air Lease Corp.
5.625%, 4/01/17		861	912,660
Ally Financial, Inc.
6.75%, 12/01/14		1	1,026
8.00%, 11/01/31(b)		1,479	1,867,237
Series 8
6.75%, 12/01/14		2,590	2,797,200
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.
8.375%, 2/15/18(a)		996	1,035,840
CIT Group, Inc.
5.25%, 3/15/18		1,082	1,157,740
ILFC E-Capital Trust II
6.25%, 12/21/65(a)		2,000	1,710,000
International Lease Finance Corp.
6.375%, 3/25/13		1,250	1,263,125
iStar Financial, Inc.
Series B
5.70%, 3/01/14		1,675	1,712,688
Residential Capital LLC
9.625%, 5/15/15(h)		1,400	1,471,750
Sistema International Funding SA
6.95%, 5/17/19(a)		2,500	2,674,737

			16,604,003

Insurance - 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20(a)		1,047	1,047,000
CNO Financial Group, Inc.
6.375%, 10/01/20(a)		200	208,000
Genworth Financial, Inc.
6.15%, 11/15/66		2,500	1,856,250
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		631	726,439
Hub International Ltd.
8.125%, 10/15/18(a)		700	717,500
Liberty Mutual Group, Inc.
7.80%, 3/15/37(a)		1,250	1,390,625
MBIA Insurance Corp.
14.00%, 1/15/33(a)		1,794	304,980
Onex USI Aquisition Corp.
7.75%, 1/15/21(a)		2,421	2,384,685

Company	Principal Amount (000)		U.S. $ Value
XL Group PLC
Series E
6.50%, 4/15/17	U.S.$	4,000	$3,740,000

			12,375,479

Other Finance - 0.9%
Aviation Capital Group Corp.
6.75%, 4/06/21(a)		650	671,905
7.125%, 10/15/20(a)		2,489	2,610,394
CNG Holdings, Inc./OH
9.375%, 5/15/20(a)		1,344	1,364,160
Harbinger Group, Inc.
7.875%, 7/15/19(a)		1,000	991,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		2,865	3,076,294
iPayment Holdings, Inc.
15.00%, 11/15/18(e)		1,278	955,049
iPayment, Inc.
10.25%, 5/15/18		2,177	1,747,042
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(a)		809	861,585

			12,277,679

			73,795,238

Utility - 3.1%
Electric - 2.0%
AES Corp./VA
7.375%, 7/01/21		700	777,000
7.75%, 3/01/14		1,060	1,128,900
8.00%, 10/15/17		868	1,002,540
Calpine Corp.
7.25%, 10/15/17(a)		1,620	1,725,300
7.875%, 7/31/20-1/15/23(a)		1,688	1,899,843
Edison Mission Energy
7.75%, 6/15/16(h)		958	507,740
EDP Finance BV
4.90%, 10/01/19(a)		148	146,636
5.875%, 2/01/16(a)	EUR	731	1,022,724
6.00%, 2/02/18(a)	U.S.$	2,055	2,154,643
Energy Future Holdings Corp.
10.00%, 1/15/20		798	891,765
10.875%, 11/01/17(d)		392	364,560
Series Q
6.50%, 11/15/24		1,254	746,130
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20		1,020	1,150,050
GenOn Americas Generation LLC
8.50%, 10/01/21		1,270	1,447,800
GenOn Energy, Inc.
7.875%, 6/15/17		1,080	1,193,400
9.50%, 10/15/18		1,450	1,711,000
9.875%, 10/15/20		1,200	1,386,000

Company	Principal Amount (000)		U.S. $ Value
NRG Energy, Inc.
6.625%, 3/15/23(a)	U.S.$	1,620	$1,733,400
7.875%, 5/15/21		797	884,670
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		2,405	2,543,287
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20(a)	EUR	234	338,211
Techem GmbH
6.125%, 10/01/19(a)		520	736,136
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20(a) (b)	U.S.$	626	489,845
Series A
10.25%, 11/01/15(b) (d)		1,570	455,300

			26,436,880

Natural Gas - 1.1%
El Paso LLC
Series G
7.75%, 1/15/32		1,524	1,790,689
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,760	2,008,600
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20(a)		233	249,310
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20(a)		1,317	1,409,190
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		2,750	3,004,375
Sabine Pass LNG LP
6.50%, 11/01/20(a)		757	770,248
7.50%, 11/30/16		2,150	2,370,375
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, 8/01/21		2,047	2,226,112
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		960	1,051,200

			14,880,099

			41,316,979

Convertible Bonds - 0.1%
Consumer Cyclical - Automotive - 0.1%
Meritor, Inc.
7.875%, 3/01/26(a)		850	779,344

Total Corporates - Non-Investment Grades (cost $747,853,658)			791,654,196

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 9.3%
Brazil - 1.7%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17	BRL	9,340	$4,806,638
Brazilian Government International Bond
8.50%, 1/05/24		7,000	4,162,393
Republic of Brazil
12.50%, 1/05/22		18,632	13,604,317

			22,573,348

Colombia - 0.0%
Republic of Colombia
9.85%, 6/28/27	COP	756,000	655,756

Indonesia - 0.5%
Indonesia - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	47,971,000	6,053,928

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21	EUR	1,087	1,167,470

South Africa - 0.7%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	1,392,303
Series R207
7.25%, 1/15/20		60,872	7,571,989
Series R208
6.75%, 3/31/21		490	59,153

			9,023,445

Turkey - 1.0%
Turkey Government Bond
9.00%, 1/27/16	TRY	15,364	9,283,998
Series 5YR
9.00%, 3/08/17		6,517	4,003,830

			13,287,828

United States - 5.3%
U.S. Treasury Bonds
2.75%, 8/15/42(b) (k)	U.S.$	4,601	4,442,841
3.125%, 2/15/42(b)		25,067	26,210,682
3.50%, 2/15/39(b)		2,831	3,200,358
3.875%, 8/15/40(b)		3,700	4,446,937
4.625%, 2/15/40(b)		2,375	3,208,848
4.75%, 2/15/37(b)		2,350	3,206,281
5.375%, 2/15/31(b)		2,252	3,214,730
5.50%, 8/15/28(b)		2,276	3,216,628
6.125%, 11/15/27-8/15/29(b)		4,270	6,406,704
6.25%, 8/15/23(b)		2,250	3,225,937
6.625%, 2/15/27(b)		2,092	3,218,084
7.625%, 2/15/25(b)		1,995	3,216,937

Company	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
2.625%, 11/15/20(k)	U.S.$	2,944	$3,231,040

			70,446,007

Total Governments - Treasuries (cost $116,229,260)			123,207,782

CORPORATES - INVESTMENT GRADES - 8.8%
Financial Institutions - 5.7%
Banking - 1.8%
American Express Co.
6.80%, 9/01/66		2,550	2,738,062
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66(a)		1,178	942,400
Banco Santander Chile
6.50%, 9/22/20(a)	CLP	1,488,500	3,028,416
Barclays Bank PLC
7.625%, 11/21/22(b)	U.S.$	3,097	3,093,129
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16(a)		2,750	2,971,100
Morgan Stanley
10.09%, 5/03/17(a)	BRL	5,760	3,045,275
PNC Financial Services Group, Inc.
6.75%, 8/01/21(b)	U.S.$	1,558	1,769,483
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22(a)		893	1,048,739
Series 1
4.00%, 10/27/14(c)	AUD	1,500	1,485,835
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	1,496	1,652,387
Wells Fargo & Co.
Series K
7.98%, 3/15/18		2,000	2,295,000

			24,069,826

Brokerage - 0.1%
Charles Schwab Corp. (The)
7.00%, 2/01/22(b)		1,220	1,396,241

Finance - 0.5%
General Electric Capital Corp.
Series A
7.125%, 6/15/22		1,200	1,356,348
HSBC Finance Capital Trust IX
5.911%, 11/30/35		1,905	1,900,237
SLM Corp.
7.25%, 1/25/22		2,082	2,295,405
8.00%, 3/25/20		233	266,203

			5,818,193

Insurance - 2.6%
Allstate Corp. (The)
6.125%, 5/15/37		1,300	1,352,000

Company	Principal Amount (000)		U.S. $ Value
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,425	$1,923,454
AON Corp.
8.205%, 1/01/27		690	867,115
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		111	95,460
Aviva PLC
4.729%, 11/28/14	EUR	3,000	3,841,739
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	2,000	2,324,902
Genworth Financial, Inc.
7.625%, 9/24/21(b)		1,216	1,341,940
7.70%, 6/15/20		338	373,155
Lincoln National Corp.
6.05%, 4/20/67		1,858	1,851,032
8.75%, 7/01/19		604	807,727
MetLife, Inc.
10.75%, 8/01/39		2,350	3,548,500
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72(a)		1,286	1,492,228
Nationwide Mutual Insurance Co.
9.375%, 8/15/39(a)		2,135	3,004,116
Pacific Life Insurance Co.
9.25%, 6/15/39(a)		475	664,240
QBE Capital Funding III Ltd.
7.25%, 5/24/41(a)		1,155	1,195,425
Swiss Re Capital I LP
6.854%, 5/25/16(a)		2,809	2,944,118
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16	EUR	750	1,014,712
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	1,261	1,679,270
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	990	964,346
Series 3
6.75%, 9/23/24		1,000	1,052,261
ZFS Finance USA Trust V
6.50%, 5/09/37(a)	U.S.$	1,240	1,322,150

			33,659,890

Other Finance - 0.2%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24(a)		2,494	3,052,336

REITS - 0.5%
DDR Corp.
7.875%, 9/01/20		1,800	2,307,474
EPR Properties
5.75%, 8/15/22		915	948,770
7.75%, 7/15/20		1,908	2,205,131

Company	Principal Amount (000)		U.S. $ Value
Senior Housing Properties Trust
6.75%, 12/15/21	U.S.$	1,350	$1,556,797

			7,018,172

			75,014,658

Industrial - 2.5%
Basic - 1.3%
Braskem Finance Ltd.
7.00%, 5/07/20(a)		1,800	2,029,500
CF Industries, Inc.
7.125%, 5/01/20		900	1,132,684
Georgia-Pacific LLC
8.875%, 5/15/31		366	548,777
GTL Trade Finance, Inc.
7.25%, 10/20/17(a)		1,338	1,538,700
Southern Copper Corp.
7.50%, 7/27/35		3,300	4,236,497
Vale Overseas Ltd.
6.875%, 11/21/36		4,756	5,895,443
Westvaco Corp.
7.95%, 2/15/31		1,000	1,306,922

			16,688,523

Capital Goods - 0.1%
Owens Corning
7.00%, 12/01/36(c)		1,340	1,482,664

Communications - Telecommunications - 0.2%
Alltel Corp.
7.875%, 7/01/32		160	250,876
Qwest Corp.
6.50%, 6/01/17		610	712,237
6.875%, 9/15/33		1,570	1,577,850

			2,540,963

Consumer Cyclical - Other - 0.3%
Seminole Indian Tribe of Florida
6.535%, 10/01/20(a)		240	260,957
7.75%, 10/01/17(a)		1,610	1,740,812
Sheraton Holding Corp.
7.375%, 11/15/15		2,000	2,313,026

			4,314,795

Consumer Cyclical - Retailers - 0.0%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		54	63,451

Consumer Non-Cyclical - 0.0%
Mylan, Inc./PA
7.625%, 7/15/17(a)		265	298,125
7.875%, 7/15/20(a)		260	307,450

			605,575

Company	Principal Amount (000)		U.S. $ Value
Energy - 0.4%
Petrohawk Energy Corp.
7.25%, 8/15/18	U.S.$	2,650	$2,991,710
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	566,945
Pride International, Inc.
6.875%, 8/15/20		416	526,119
Southwestern Energy Co.
7.50%, 2/01/18		1,000	1,225,456

			5,310,230

Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20(a)		125	131,719

Services - 0.1%
QVC, Inc.
7.50%, 10/01/19(a)		1,000	1,103,319

Transportation - Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22		914	1,020,304

			33,261,543

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gazprom OAO Via Gaz Capital SA
9.25%, 4/23/19(a)		4,400	5,824,500

Utility - 0.2%
Electric - 0.2%
Dominion Resources, Inc./VA
7.50%, 6/30/66		758	841,380
Southern California Edison Co.
Series E
6.25%, 2/01/22		1,200	1,302,852

			2,144,232

Total Corporates - Investment Grades (cost $96,200,119)			116,244,933

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%
Non-Agency Fixed Rate - 3.8%
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.099%, 5/25/47		666	504,895
Series 2007-4, Class 22A1
5.434%, 6/25/47		2,911	2,519,082
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,179	740,774
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A2A
5.596%, 6/25/36		2,898	2,685,419
Series 2007-AR4, Class 1A1A
5.727%, 3/25/37		728	681,258

Company	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust 2006-4
Series 2006-4, Class 2A1A
6.00%, 12/25/35	U.S.$	4,013	$3,690,918
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		2,653	2,051,172
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,450	1,012,191
Series 2006-HY12, Class A5
5.376%, 8/25/36		2,632	2,488,410
Series 2006-J1, Class 1A10
5.50%, 2/25/36		3,562	2,909,973
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,918	1,489,230
Series 2007-13, Class A2
6.00%, 6/25/47		2,248	1,870,212
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-HY4, Class 1A1
3.09%, 9/25/47		721	571,243
First Horizon Alternative Mortgage Securities
Series 2006-AA5, Class A1
2.577%, 9/25/36		1,343	968,658
Series 2006-AA7, Class A1
2.52%, 1/25/37		1,769	1,146,871
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,486	1,218,382
Indymac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.787%, 9/25/35		1,666	1,485,080
Series 2006-AR37, Class 2A1
5.158%, 2/25/37		1,081	890,339
Morgan Stanley Mortgage Loan Trust
Series 2007-12, Class 3A22
6.00%, 8/25/37		329	296,520
RALI Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,480	2,339,381
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		398	323,717
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.407%, 9/25/35		2,449	2,416,184
Series 2006-9, Class 4A1
5.719%, 10/25/36		1,489	1,292,051
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
5.322%, 9/25/36		2,335	1,406,762
Series 2006-7, Class A4
5.322%, 9/25/36		2,457	1,480,148
Series 2006-9, Class A4
5.986%, 10/25/36		2,526	1,592,947
Series 2007-HY3, Class 4A1
2.752%, 3/25/37		3,090	2,732,771

Company	Principal Amount (000)		U.S. $ Value
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37	U.S.$	2,833	$2,378,338
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.921%, 12/28/37		3,699	3,181,478
Series 2007-AR8, Class A1
5.988%, 11/25/37		1,917	1,710,237

			50,074,641

Non-Agency Floating Rate - 2.1%
Citigroup Mortgage Loan Trust Inc.
Series 2005-8, Class 2A2
4.59%, 9/25/35(c) (l)		1,800	205,795
Countrywide Alternative Loan Trust
Series 2007-19, Class 1A10
37.742%, 8/25/37(c)		1,165	1,585,716
Series 2007-7T2, Class A3
0.81%, 4/25/37(c)		5,055	3,079,283
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.81%, 8/25/37(c)		2,175	1,766,085
Credit Suisse Mortgage Capital Certificates
Series 2006-6, Class 1A2
5.29%, 7/25/36(c) (l)		1,135	208,604
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA3, Class A1
0.35%, 7/25/47(c)		1,016	795,428
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.085%, 3/19/46(c)		1,207	741,252
First Horizon Alternative Mortgage Securities
Series 2007-FA2, Class 1A6
5.34%, 4/25/37(c) (l)		288	64,871
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.43%, 6/25/37(c)		1,567	1,096,400
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.43%, 7/19/47(c)		1,803	1,378,457
Series 2007-7, Class 2A1A
1.21%, 11/25/47(c)		907	752,738
Lehman Mortgage Trust
Series 2005-2, Class 1A2
5.04%, 12/25/35(c) (l)		1,119	211,744
Lehman XS Trust
Series 2007-15N, Class 4A1
1.11%, 8/25/47(c)		989	657,947
Series 2007-4N, Class 3A2A
0.915%, 3/25/47(c)		2,750	2,091,904

Company	Principal Amount (000)		U.S. $ Value
Luminent Mortgage Trust
Series 2006-6, Class A1
0.41%, 10/25/46(c)	U.S.$	422	$330,609
RALI Trust
Series 2005-QO4, Class 2A1
0.49%, 12/25/45(c)		1,055	725,303
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.665%, 8/25/47(c)		4,086	2,979,849
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR11, Class 3A1A
1.08%, 9/25/46(c)		2,185	1,294,071
Series 2006-AR5, Class A1A
1.155%, 6/25/46(c)		994	787,270
Series 2007-OA3, Class 2A1A
0.926%, 4/25/47(c)		1,131	1,013,230
Series 2007-OA4, Class A1A
0.92%, 4/25/47(c)		1,564	967,588
Series 2007-OA5, Class 1A
0.916%, 6/25/47(c)		5,751	4,673,469

			27,407,613

Total Collateralized Mortgage Obligations (cost $73,825,754)			77,482,254

EMERGING MARKETS - SOVEREIGNS - 4.5%
Argentina - 1.6%
Argentina Bonos
7.00%, 10/03/15		14,209	12,522,487
7.82%, 12/31/33	EUR	920	733,763
Series X
7.00%, 4/17/17(b)	U.S.$	8,950	7,571,949

			20,828,199

Cote D’Ivoire - 0.9%
Ivory Coast Government International Bond
3.75%, 12/31/32(a) (j)		12,347	11,513,577

Dominican Republic - 0.8%
Dominican Republic International Bond
8.625%, 4/20/27(a)		8,385	10,095,540

El Salvador - 0.7%
El Salvador Government International Bond
7.375%, 12/01/19(a) (b)		705	809,693
7.625%, 9/21/34(a)		762	891,540
7.65%, 6/15/35(a)		6,996	7,992,930

			9,694,163

Company	Principal Amount (000)		U.S. $ Value
Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17(a)	U.S.$	2,983	$3,445,365

Serbia - 0.3%
Republic of Serbia
6.75%, 11/01/24(a)		893	901,728
7.25%, 9/28/21(a)		2,467	2,837,050

			3,738,778

Total Emerging Markets - Sovereigns (cost $42,993,932)			59,315,622

EMERGING MARKETS - CORPORATE BONDS - 4.2%
Industrial - 4.0%
Basic - 1.1%
Evraz Group SA
8.25%, 11/10/15(a)		1,398	1,539,547
Novelis, Inc./GA
8.75%, 12/15/20		3,075	3,428,625
Sappi Papier Holding GmbH
7.75%, 7/15/17(a)		678	739,020
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22(a)		2,173	2,194,787
Vedanta Resources PLC
8.75%, 1/15/14(a) (b)		4,404	4,624,200
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16(a) (b)		2,530	2,131,525

			14,657,704

Capital Goods - 0.1%
Servicios Corporativos Javer SAP
9.875%, 4/06/21(a)		640	684,800

Communications - Media - 0.6%
Central European Media Enterprises Ltd.
11.625%, 9/15/16(a)	EUR	1,231	1,706,102
Columbus International, Inc.
11.50%, 11/20/14(a)	U.S.$	4,160	4,617,600
European Media Capital SA
10.00%, 2/01/15(m)		1,574	1,495,543

			7,819,245

Communications - Telecommunications - 0.2%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18(a)		1,500	1,816,875
VimpelCom Holdings BV
7.504%, 3/01/22(a)		1,300	1,490,125

			3,307,000

Company	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.6%
Corp. GEO SAB de CV
8.875%, 3/27/22(a)	U.S.$	1,769	$1,883,985
Desarrolladora Homex SAB de CV
9.75%, 3/25/20(a) (b)		3,177	3,445,071
Peermont Global Pty Ltd.
7.75%, 4/30/14(a)	EUR	1,000	1,280,351
Studio City Finance Ltd.
8.50%, 12/01/20(a)	U.S.$	1,005	1,052,738

			7,662,145

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
5.683%, 6/15/15(a) (c)	EUR	1,066	1,297,316

Consumer Non-Cyclical - 0.4%
Agrokor DD
8.875%, 2/01/20(a) (b)	U.S.$	343	371,914
9.875%, 5/01/19(a)	EUR	1,181	1,740,156
Corp. Azucarera del Peru SA
6.375%, 8/02/22(a)	U.S.$	1,277	1,384,888
Foodcorp Pty Ltd.
8.75%, 3/01/18(a)	EUR	827	1,206,216
Hypermarcas SA
6.50%, 4/20/21(a)	U.S.$	885	958,013

			5,661,187

Energy - 0.1%
Golden Close Maritime Corp., Ltd
11.00%, 12/09/15		1,300	1,397,598

Other Industrial - 0.4%
Marfrig Holding Europe BV
8.375%, 5/09/18(a) (b)		2,536	2,161,940
Marfrig Overseas Ltd.
9.50%, 5/04/20(a)		1,771	1,527,488
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13(a)	EUR	1,186	1,315,049

			5,004,477

Technology - 0.3%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18	U.S.$	1,490	1,668,800
MMI International Ltd.
8.00%, 3/01/17(a)		1,131	1,198,860
STATS ChipPAC Ltd.
7.50%, 8/12/15(a)		541	576,165

			3,443,825

Company	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18(a)	U.S.$	1,852	$1,871,361

			52,806,658

Financial Institutions - 0.2%
Banking - 0.0%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21(a)		463	495,409

Other Finance - 0.2%
AES El Salvador Trust
6.75%, 2/01/16(a)		1,970	2,024,175

			2,519,584

Total Emerging Markets - Corporate Bonds (cost $52,938,305)			55,326,242

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Non-Agency Fixed Rate CMBS - 3.0%
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.624%, 6/24/50(a)		3,500	3,566,938
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51		2,877	3,212,397
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AM
6.084%, 6/11/50		1,400	1,559,292
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.219%, 7/15/44		1,017	1,072,473
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class AM
5.509%, 9/15/39		5,900	6,379,930
GS Mortgage Securities Corp II
Series 2006-GG6, Class AJ
5.637%, 4/10/38		1,484	1,429,252
Series 2011-GC5, Class C
5.308%, 8/10/44(a)		3,152	3,487,548
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class AM
5.728%, 2/12/49		3,519	3,825,881
Series 2007-LD11, Class AM
5.812%, 6/15/49		5,105	5,183,694
Series 2007-LD12, Class AM
6.002%, 2/15/51		1,521	1,701,994
Series 2007-LDPX, Class AM
5.464%, 1/15/49		798	860,942
LB Commercial Mortgage Trust
Series 2007-C3, Class AM
5.886%, 7/15/44		1,486	1,695,676

Company	Principal Amount (000)		U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40	U.S.$	2,204	$2,287,273
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,000	2,067,632
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46		400	451,777
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24(a)		943	992,220

			39,774,919

Non-Agency Floating Rate CMBS - 0.3%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.509%, 6/15/22(a) (c)		412	382,683
Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class E
0.609%, 6/15/20(a) (c)		2,380	1,900,126
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.249%, 6/15/44(a) (d)		1,022	1,080,814

			3,363,623

Total Commercial Mortgage-Backed Securities (cost $34,807,915)			43,138,542

BANK LOANS - 3.2%
Industrial - 2.7%
Basic - 0.2%
FMG Resources (August 2006) Pty. Ltd. (FMG America Finance, Inc.)
5.25%, 10/18/17(c)		1,920	1,934,589
Patriot Coal Corporation
9.25%, 12/31/13(c)		775	777,426

			2,712,015

Capital Goods - 0.2%
Serta Simmons Holdings, LLC
5.00%, 10/01/19(c)		1,400	1,401,162
Silver II Borrower S.C.A (Silver II US Holdings, LLC)
5.00%, 12/13/19(c)		1,125	1,134,844

			2,536,006

Communications - Media - 0.2%
Advantage Sales & Marketing, Inc.
5.25%, 12/18/17(c)		500	502,799

Company	Principal Amount (000)		U.S. $ Value
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.72%, 7/03/14(c)	U.S.$	535	$421,567
Clear Channel Communications, Inc.
3.86%, 1/29/16(c)		124	101,972
Univision Communications, Inc.
4.46%, 3/31/17(c)		1,857	1,824,695

			2,851,033

Consumer Cyclical - Automotive - 0.2%
TI Group Automotive Systems, LLC
6.75%, 3/14/18(c)		2,283	2,294,164

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations, Inc.
5.00%, 11/30/16(c)		1,351	1,362,659
Harrah’s Las Vegas Propco, LLC
3.20%, 2/13/13(c)		1,500	1,330,500

			2,693,159

Consumer Cyclical - Other - 0.2%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.21%, 1/28/15(c)		1,210	1,189,801
Global Cash Access, Inc.
7.00%, 3/01/16(c)		289	290,732
Las Vegas Sands LLC
2.76%, 11/23/16(c)		472	473,041
Sabre, Inc.
5.96%, 9/30/17(c)		727	731,666

			2,685,240

Consumer Cyclical - Retailers - 0.3%
Bass Pro Group, LLC
4.00%, 11/20/19(c)		1,000	1,000,620
Harbor Freight Tools USA, Inc./Central Purchasing LLC
5.50%, 11/14/17(c)		1,297	1,309,717
Rite Aid Corporation
1.97%, 6/04/14(c)		955	948,142

			3,258,479

Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
6.50%, 6/30/18(c)		1,375	1,385,312
BJ’s Wholesale Club, Inc.
9.75%, 3/26/20(c)		1,400	1,433,250
HCA, Inc.
3.46%, 5/01/18(c)		398	398,621
Immucor, Inc. (fka IVD Acquisition Corporation)
5.75%, 8/19/18(c)		980	991,493

Company	Principal Amount (000)		U.S. $ Value
Kinetic Concepts, Inc.
5.50%, 5/04/18(c)	U.S.$	1,114	$1,124,709
Par Pharmaceutical Co., Inc. (Par Pharmaceutical, Inc.)
5.00%, 9/30/19(c)		998	995,635

			6,329,020

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17(c)		1,067	1,078,519

Other Industrial - 0.1%
Allison Transmission, Inc.
2.71%, 8/07/14(c)		3	2,540
Gavilon Group LLC, The
6.00%, 12/06/16(c)		361	359,444
Navistar, Inc.
7.00%, 8/17/17(c)		1,250	1,253,125

			1,615,109

Services - 0.0%
ServiceMaster Company, The
2.71%, 7/24/14(c)		192	191,861

Technology - 0.5%
Avaya, Inc.
3.06%, 10/24/14(n)		1,730	1,691,888
Blackboard Inc.
11.50%, 4/04/19(c)		3,200	3,057,600
Eastman Kodak Company
8.50%, 7/20/13(c)		474	474,555
First Data Corporation
2.96%, 9/24/14(c)		58	58,275
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17(c)		1,867	1,536,951

			6,819,269

			35,063,874

Financial Institutions - 0.3%
REITS - 0.3%
iStar Financial, Inc.
5.25%, 3/19/16(c)		928	935,299
5.75%, 10/15/17(c)		3,374	3,396,478

			4,331,777

Utility - 0.1%
Other Utility - 0.1%
Texas Competitive Electric Holdings Company LLC (TXU)
3.71%-3.81%, 10/10/14(c)		1,632	1,227,447

Company	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
4.31%, 6/01/16(c)	U.S.$	1,492	$1,202,809

Total Bank Loans (cost $41,749,579)			41,825,907

QUASI-SOVEREIGNS - 2.6%
Quasi-Sovereign Bonds - 2.6%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37(a)		699	959,378
8.00%, 8/07/19(a)		330	417,450

			1,376,828

Kazakhstan - 0.5%
KazMunaiGaz Finance Sub BV
6.375%, 4/09/21(a)		2,450	2,998,187
7.00%, 5/05/20(a)		2,658	3,309,210

			6,307,397

Russia - 1.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17(a)		1,227	1,358,903
7.50%, 3/25/13(a)	RUB	50,400	1,646,149
7.75%, 5/29/18(a)	U.S.$	11,600	13,818,500
8.70%, 3/17/16(a)	RUB	50,700	1,684,192

			18,507,744

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19(a)	U.S.$	1,675	2,226,075

Ukraine - 0.2%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		2,542	2,608,727

United States - 0.2%
Citgo Petroleum Corp.
11.50%, 7/01/17(a)		2,919	3,371,445

Total Quasi-Sovereigns (cost $26,564,924)			34,398,216

EMERGING MARKETS - TREASURIES - 2.2%
Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20(a)	DOP	229,800	7,080,511

Hungary - 0.7%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	970,820	4,405,368
Series 15/A

Company	Principal Amount (000)		U.S. $ Value
8.00%, 2/12/15	HUF	464,360	$2,211,317
Series 16/C
5.50%, 2/12/16		697,550	3,147,347

			9,764,032

Indonesia - 0.3%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	27,844,000	4,008,380

Nigeria - 0.1%
Nigeria Government Bond
Series 10YR
16.39%, 1/27/22	NGN	163,000	1,292,309

Philippines - 0.3%
Philippine Government International Bond
6.25%, 1/14/36	PHP	143,000	4,178,995

Russia - 0.3%
Russia - Recap Linked Note (CS)
7.50%, 3/15/18	RUB	93,062	3,186,137

Total Emerging Markets - Treasuries (cost $26,465,003)			29,510,364

ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Fixed Rate - 0.8%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	895	637,851
Series 2006-1, Class AF6
5.526%, 7/25/36		2,019	1,643,580
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A 5.72%, 9/25/36		1,413	1,154,785
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,633,804
Series 2006-10, Class AF3
5.985%, 6/25/36		1,667	1,064,081
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		2,403	2,026,837
Series 2007-6, Class 3A5
5.72%, 5/25/37		775	635,878
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,698	1,079,652
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,634	1,174,887

			11,051,355

Home Equity Loans - Floating Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6
5.701%, 10/25/46(d)		1,694	1,551,969

Company	Principal Amount (000)		U.S. $ Value
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.326%, 2/25/37(c)	U.S.$	3,400	$2,627,380
GSAA Trust
Series 2006-6, Class AF4
5.407%, 3/25/36(c)		2,383	1,472,124
Series 2006-6, Class AF5
5.407%, 3/25/36(c)		883	547,673

			6,199,146

Total Asset-Backed Securities (cost $15,688,614)			17,250,501

	Shares
PREFERRED STOCKS - 1.2%
Financial Institutions - 1.2%
Banking - 0.6%
Citigroup Capital XIII
7.875% (d)		49,625	1,384,538
CoBank ACB
6.25% (a)		7,925	825,439
US Bancorp
6.50%		100,000	2,864,000
Zions Bancorporation
9.50%		138,946	3,595,922

			8,669,899

Finance - 0.1%
Brandywine Realty Trust
6.90%		30,425	779,793

Insurance - 0.2%
Hartford Financial Services Group, Inc.
7.875%		75,000	2,153,250
XLIT Ltd.
0.00% (c)		600	460,125

			2,613,375

Other Finance - 0.2%
RBS Capital Funding Trust V
5.90%		111,000	2,259,960

REITS - 0.1%
Health Care REIT, Inc.
6.50%		39,075	1,047,171
Sovereign Real Estate Investment Trust
12.00% (a)		185	236,287

			1,283,458

			15,606,485

Company	Shares		U.S. $ Value
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association 8.25%		80,000	$133,600

Total Preferred Stocks (cost $15,664,995)			15,740,085

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.1%
United States - 1.1%
Buckeye OH Tobacco Settlement Auth
Series 2007A-2
5.875%, 6/01/47	U.S.$	4,000	3,577,720
California GO
7.60%, 11/01/40		750	1,095,653
7.95%, 3/01/36		1,915	2,379,751
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		2,400	2,061,744
Illinois GO
7.35%, 7/01/35		1,915	2,316,595
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		2,465	2,349,194
Tobacco Settlement Financing Corp./NJ
Series 2007 1A
5.00%, 6/01/41		1,010	914,979

Total Local Governments - Municipal Bonds (cost $12,912,168)			14,695,636

GOVERNMENTS - SOVEREIGN AGENCIES - 1.0%
Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		133	127,303
2.375%, 5/25/16		1,551	1,479,660

			1,606,963

Russia - 0.5%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18(a) (b)		2,915	3,291,035
6.875%, 5/29/18(a)		3,400	3,838,600

			7,129,635

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	1,300	1,226,289

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	2,300	3,618,544

Total Governments - Sovereign Agencies (cost $12,212,070)			13,581,431

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Croatia - 0.3%
Republic of Croatia
6.625%, 7/14/20(a)	U.S.$	4,000	$4,570,000

Nigeria - 0.2%
Nigeria - Recap Linked (Citi)
15.10%, 5/01/17(a)	NGN	94,100	664,998
26.49%, 5/01/17(a)		99,400	702,452
Nigeria - Recap Linked (HSBC)
15.10%, 5/02/17(a)		98,000	680,634

			2,048,084

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20(a)	U.S.$	3,310	4,178,875

Total Governments - Sovereign Bonds (cost $9,352,427)			10,796,959

SUPRANATIONALS - 0.6%
Eurasian Development Bank
7.375%, 9/29/14(a)		1,690	1,854,775
European Investment Bank Zero Coupon, 4/24/13(a)	IDR	65,759,400	6,735,264

Total Supranationals (cost $8,883,796)			8,590,039

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.6%
Argentina - 0.1%
Provincia de Cordoba
12.375%, 8/17/17(a)	U.S.$	2,341	1,931,325

Colombia - 0.5%
Bogota Distrito Capital
9.75%, 7/26/28(a)	COP	7,758,000	6,609,886

Total Local Governments - Regional Bonds (cost $5,652,234)			8,541,211

INFLATION-LINKED SECURITIES - 0.5%
Uruguay - 0.5%
Republica Orient Uruguay
3.70%, 6/26/37	UYU	51,218	3,001,751
4.25%, 4/05/27		60,667	3,681,432

Total Inflation-Linked Securities (cost $4,885,875)			6,683,183

	Shares
COMMON STOCKS - 0.2%

Company	Shares	U.S. $ Value
American Media Operations, Inc.(f) (g)	19,908	$79,632
American Media, Inc.(f) (m)	12,978	25,955
AOT Bedding Super Holdings, LLC(f) (g)	52	188,680
Gallery Media(f) (o)	591	886,500
Greektown Superholdings, Inc.(f) (g) (i)	692	41,520
Keystone Automotive Operations, Inc.(f) (g)	106,736	1,221,064
Merisant Co.(f) (g)	999	94,939
Neenah Enterprises, Inc.(f) (g) (i)	58,200	378,300
Resolute Forest Products(i)	2	27
U.S. Shipping Corp.(f) (g)	31,398	0
Voyager Learning Exchange(f) (g) (i)	1,550,000	0

Total Common Stocks (cost $3,660,550)		2,916,617

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Mar 2013, Exercise Price: $ 139.00 (i) (p)	2,565	773,348

Options on Forward Contracts - 0.0%
EUR/USD Expiration: Feb 2013, Exercise Price: EUR 1.24 (i) (q)	10,770,000	4,464
EUR/USD Expiration: Feb 2013, Exercise Price: EUR 1.26 (i) (q)	13,860,000	5,744

		10,208

Total Options Purchased - Puts (cost $1,411,058)		783,556

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 11/01/14(f) (i) (m)	900	0
Fairpoint Communications, Inc., expiring 1/24/18(f) (g) (i)	9,725	0
iPayment Holdings, Inc., expiring 11/15/18(i)	1,142	0
Magnachip Semiconductor, expiring 12/31/49(f) (g) (i)	18,000	25,200
Talon Equity Co. NV, expiring 11/24/15(f) (g) (i)	1,059	0

Total Warrants (cost $0)		25,200

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(r) (cost $12,589,992)	12,589,992	12,589,992

Company	Principal Amount (000)		U.S. $ Value
Governments - Sovereign Bonds - 0.2%
Brazil - Recap Linked Note (JPMC) 10.00%, 3/01/13 (cost $2,557,941)	BRL	4,379	$2,253,562

Total Short-Term Investments (cost $15,147,933)			14,843,554

Total Investments - 112.6% (cost $1,365,100,169)(s)			1,486,552,030
Other assets less liabilities - (12.6)%(t)			(166,161,675)

Net Assets - 100.0%			$1,320,390,355

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	696	March 2013	$153,402,757	$153,446,257	$43,500
U.S. T-Note 5 Yr Futures	1,833	March 2013	228,220,125	228,050,972	(169,153)

					$(125,653)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,957	EUR	1,477	1/17/13	$(6,723)
Barclays Capital Inc.	IDR	151,537,554	USD	15,687	1/31/13	252,178
BNP Paribas SA	USD	3,520	RUB	108,409	1/18/13	22,852
BNP Paribas SA	ZAR	76,968	USD	8,981	1/30/13	(62,104)
Brown Brothers Harriman & Co.	USD	50	ZAR	430	1/30/13	662
Credit Suisse First Boston	COP	7,204,138	USD	3,927	1/11/13	(146,195)
Goldman Sachs	GBP	12,943	USD	20,827	1/17/13	(198,218)
Goldman Sachs	CAD	18,314	USD	18,573	1/31/13	173,378
JPMorgan Chase Bank	EUR	85,494	USD	111,832	1/17/13	(1,029,011)
JPMorgan Chase Bank	USD	265	EUR	205	1/17/13	5,412
Royal Bank of Scotland	USD	26,625	MXN	345,600	1/10/13	94,584
Royal Bank of Scotland	USD	11,493	EUR	8,790	1/17/13	109,792
Standard Chartered Bank	IDR	14,356,592	USD	1,475	1/31/13	13,199
Standard Chartered Bank	JPY	2,061,378	USD	24,469	2/08/13	667,887
UBS Securities LLC	BRL	75,437	USD	36,426	1/03/13	(417,213)
UBS Securities LLC	USD	36,592	BRL	75,437	1/03/13	251,782
UBS Securities LLC	HUF	1,817,773	USD	8,375	1/31/13	170,040
UBS Securities LLC	BRL	37,719	USD	18,055	2/04/13	(285,257)
Westpac Banking Corp.	AUD	2,901	USD	3,020	1/18/13	10,626

						$(372,329)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts	Premiums Received	Market Value
Call - JPY vs. USD	JPY 89.00	04/04/13	JPY 1,030,689,000	$92,994	$(114,222)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY 19 5 Year Index	Bank of America, NA	Sell	0.98%	3/20/13	$33,100	$767,920	$(520,861)
Put - CDX-NAHY 19 5 Year Index	Barclays Bank PLC	Sell	0.98	3/20/13	18,390	410,097	(289,385)

							$(810,246)

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA		$66,630	9/14/17	0.84%	3 Month LIBOR	$(347,585)
Citibank ,NA		33,500	6/11/22	1.83%	3 Month LIBOR	(328,471)
Credit Suisse International		167,000	10/29/14	0.41%	3 Month LIBOR	(121,952)
Credit Suisse International		5,430	12/7/17	0.74%	3 Month LIBOR	20,180
Deutsche Bank AG	GBP	30,830	10/4/22	1.86%	6 Month LIBOR	(19,333)
Deutsche Bank AG		13,010	10/4/42	6 Month LIBOR	2.97%	(120,587)
Goldman Sachs International		$67,310	9/18/17	0.85%	3 Month LIBOR	(399,372)
Goldman Sachs International		73,150	11/13/17	0.78%	3 Month LIBOR	65,477
Goldman Sachs International		10,800	9/17/22	1.80%	3 Month LIBOR	(81,584)
JPMorgan Chase Bank, NA		14,200	10/25/22	1.93%	3 Month LIBOR	(229,521)

						$(1,562,748)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Fifth & Pacific Companies, Inc.,
5.00% 7/08/13, 12/20/13*	(5.00)%	0.59%		$440	$(19,630)	$3,360	$(22,990)
Nokia OYJ,
6.75% 2/04/19, 9/20/14*	(5.00)	2.29		4,400	(182,078)	303,907	(485,985)
The McClatchy Co.,
5.75% 9/01/17, 12/20/13*	(5.00)	1.51		440	(14,882)	6,301	(21,183)
Goldman Sachs Bank USA:
CDX-NAHY 11 5 Year Index,
12/20/13*	0.00	65.73		1,151	489,065	44,363	444,702
JPMorgan Chase Bank, NA:
MBIA, Inc.,
6.625% 10/01/28, 12/20/13*	(5.00)	16.13		890	84,328	65,668	18,660
Morgan Stanley Capital Services LLC:
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)	6.20	EUR	620	40,724	45,029	(4,305)
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)	6.20		890	58,460	65,874	(7,414)
Sale Contracts
Bank of America, NA:
Amkor Technology, Inc.,
7.375% 5/01/18, 6/20/17*	5.00	5.72		$1,300	(36,565)	(42,880)	6,315
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	7.29		2,000	(126,077)	(114,867)	(11,210)
CDX-NAIG 19 5 Year Index,
12/20/17*	1.00	5.44		527	(93,180)	(92,517)	(663)
CDX-NAIG 19 5 Year Index,
12/20/17*	1.00	5.44		1,054	(186,359)	(185,236)	(1,123)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
HCA, Inc.,
6.375% 1/15/15, 6/20/17*	5.00%	3.32%		$2,000	$138,493	$16,689	$121,804
iTraxx Europe-9 10 Year Index,
6/20/18*	3.00	4.23	EUR	1,869	(273,937)	(277,695)	3,758
iTraxx Europe-9 10 Year Index,
6/20/18*	3.00	4.23		374	(54,787)	(52,266)	(2,521)
iTraxx Europe-9 10 Year Index,
6/20/18*	3.00	4.23		374	(54,787)	(50,848)	(3,939)
iTraxx Europe-9 10 Year Index,
6/20/18*	3.00	4.23		374	(54,788)	(50,664)	(4,124)
Sanmina-SCI Corp.,
8.125% 3/01/16, 6/20/17*	5.00	4.94		$1,900	3,641	(96,430)	100,071
Barclays Bank PLC:
AK Steel Corp.,
7.625% 5/15/20, 6/20/17*	5.00	9.50		1,270	(194,327)	(142,551)	(51,776)
Alcatel-Lucent USA Inc.,
6.50% 1/15/28, 6/20/16*	5.00	6.84		2,000	(111,998)	75,702	(187,700)
CDX-NAHY 17 5 Year Index,
12/20/16*	5.00	4.21		17,760	518,000	(1,380,995)	1,898,995
CDX-NAIG 15 5 Year Index,
12/20/15*	1.00	3.12		1,400	(81,579)	(173,538)	91,959
Clear Channel Communications, Inc.,
6.875% 6/15/18, 12/20/14*	5.00	9.24		1,500	(128,117)	(145,253)	17,136
Community Health Systems, Inc.,
8.875% 7/15/15, 6/20/16*	5.00	2.65		2,000	154,729	(55,572)	210,301
Freescale Semiconductor, Inc.,
8.875% 12/15/14, 6/20/16*	5.00	5.63		1,420	(32,669)	(33,197)	528
Health Management Associates, Inc.,
6.125% 4/15/16, 6/20/17*	5.00	3.17		1,900	143,567	(10,180)	153,747
Nokia OYJ,
6.75% 2/04/19, 9/20/17*	5.00	6.13		2,740	(125,908)	(468,894)	342,986

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP BV,
8.625% 10/15/13, 3/20/16*	5.00%	2.64%	$1,350	$100,559	$51,965	$48,594
Citibank, NA:
CDX NAHY-17 5 Year Index,
12/20/16*	5.00	4.21	4,544	132,524	(461,550)	594,074
Ford Motor Co.,
6.50% 8/01/18, 6/20/16*	5.00	1.55	2,700	317,479	172,511	144,968
Credit Suisse International:
CDX-NAHY 15 5 Year Index,
12/20/15*	5.00	3.41	3,500	160,929	(304,294)	465,223
CDX-NAHY 15 5 Year Index,
12/20/15*	5.00	3.41	3,100	142,107	(271,446)	413,553
Levi Strauss & Co.,
7.625% 5/15/20, 12/20/17*	5.00	4.52	1,330	26,790	(12,772)	39,562
MGM Resorts International,
5.875% 2/27/14, 3/20/16*	5.00	2.90	1,300	86,516	(35,993)	122,509
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	0.49	2,000	46,319	32,791	13,528
United States Steel Corp.,
6.65% 6/01/37, 12/20/17*	5.00	5.63	660	(18,173)	(57,223)	39,050
Wind Acquisition Finance S.A.,
11.00% 12/01/15, 6/20/16*	5.00	7.04	3,300	(203,431)	133,316	(336,747)
Deutsche Bank AG:
CDX-NAIG 19 5 Year Index,
12/20/17*	1.00	5.44	524	(92,654)	(99,661)	7,007
Goldman Sachs Bank USA:
CDX-NAHY 15 3 Year Index,
12/20/13*	5.00	10.53	11,044	(538,354)	(1,057,915)	519,561
CDX-NAIG 15 5 Year Index,
12/20/15*	1.00	3.12	2,150	(125,222)	(237,662)	112,440
CDX-NAIG 19 5 Year Index,
12/20/17*	1.00	5.44	1,053	(186,222)	(201,275)	15,053

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG 19 5 Year Index,
12/20/17*	1.00%	5.44%		$527	$(93,179)	$(93,922)	$743
Chesapeake Energy Corp.,
6.625% 8/15/20, 6/20/17*	5.00	5.44		2,100	(33,688)	(132,508)	98,820
ConvaTec Healthcare E S.A.,
10.875% 12/15/18, 6/20/17*	5.00	4.97	EUR	1,440	1,281	(260,428)	261,709
J.C. Penney Co. Inc.,
6.375% 10/15/36, 12/20/17*	5.00	9.28		$1,450	(225,351)	(134,551)	(90,800)
KB Home,
6.25% 6/15/15, 6/20/17*	5.00	3.59		1,250	71,950	(119,099)	191,049
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00	2.65		2,750	204,476	(99,398)	303,874
Tenet Healthcare Corp.,
6.875% 11/15/31, 9/20/16*	5.00	2.72		2,700	212,183	(69,374)	281,557
United States Steel Corp.,
6.65% 6/01/37, 9/20/17*	5.00	5.39		350	(6,123)	(27,113)	20,990
United States Steel Corp.,
6.65% 6/01/37, 9/20/17*	5.00	5.39		345	(6,035)	(26,335)	20,300
JPMorgan Chase Bank, NA:
CDX-NAIG 9 10 Year Index,
12/20/17*	5.00	4.99		597	(93,140)	(97,311)	4,171
CDX-NAIG 9 10 Year Index,
12/20/17*	5.00	4.99		597	(93,140)	(90,455)	(2,685)
CDX-NAIG 9 10 Year Index,
12/20/17*	5.00	4.99		597	(93,140)	(89,250)	(3,890)
CDX-NAIG 9 10 Year Index,
12/20/17*	5.00	4.99		734	(123,892)	(117,104)	(6,788)
Ford Motor Co.,
6.50% 8/01/18, 6/20/17*	5.00	1.87		2,600	348,998	259,321	89,677

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sabre Holdings Corp.,
6.35% 3/15/16, 6/20/16*	5.00%	4.80%	$618	$3,650	$(46,571)	$50,221
Morgan Stanley Capital Services, Inc.:
AK Steel Holdings Corp.,
7.625% 5/15/20, 3/20/16*	5.00	9.09	1,350	(144,573)	14,357	(158,930)
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	2.03	1,350	21,285	6,501	14,784
CDX-NAHY 17 5 Year Index,
12/20/16*	5.00	4.21	6,336	184,800	(643,615)	828,415
CDX-NAIG 19 5 Year Index,
12/20/17*	1.00	5.44	527	(93,178)	(94,418)	1,240
UBS AG:
Goodyear Tire & Rubber Co.
7.00% 3/15/28, 6/20/17*	5.00	4.97	2,000	1,948	(151,499)	153,447
Levi Strauss & Co.
8.875% 4/01/16, 6/20/17*	5.00	4.09	1,900	68,797	(102,206)	171,003
SLM Corp.
6.25%,1/25/16, 6/20/17*	5.00	3.25	2,500	181,706	(57,092)	238,798

				$4,141	$(7,267,968)	$7,272,109

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2012
Barclays Capital Inc.†	1,214	USD	(4.00	)%*	—	$1,210,938
Barclays Capital Inc.†	796	USD	(3.25	)%*	—	794,635
Barclays Capital Inc.†	2,422	USD	(3.00	)%*	—	2,407,949
Barclays Capital Inc.†	466	USD	(2.50	)%*	—	463,518
Barclays Capital Inc.†	1,114	USD	(1.75	)%*	—	1,112,234
Barclays Capital Inc.†	900	USD	(1.75	)%*	—	899,169
Barclays Capital Inc.†	2,831	USD	(1.63	)%*	—	2,828,822
Barclays Capital Inc.†	1,023	USD	(1.63	)%*	—	1,021,707
Barclays Capital Inc.†	401	USD	(1.50	)%*	—	400,215
Barclays Capital Inc.†	2,001	USD	(1.00	)%*	—	1,999,399
Barclays Capital Inc.†	1,521	USD	(1.00	)%*	—	1,517,286

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2012
Barclays Capital Inc.†	1,308	USD	(1.00	)%*	—	$1,306,983
Barclays Capital Inc.†	927	USD	(1.00	)%*	—	926,011
Barclays Capital Inc.†	389	USD	(1.00	)%*	—	388,615
Barclays Capital Inc.†	2,706	USD	(0.75	)%*	—	2,701,611
Barclays Capital Inc.†	1,664	USD	(0.75	)%*	—	1,663,341
Barclays Capital Inc.†	1,144	EUR	(0.75	)%*	—	1,509,220
Barclays Capital Inc.†	1,283	USD	(0.75	)%*	—	1,281,752
Barclays Capital Inc.†	2,165	USD	(0.50	)%*	—	2,164,158
Barclays Capital Inc.†	1,365	USD	(0.50	)%*	—	1,364,090
Barclays Capital Inc.†	1,138	USD	(0.50	)%*	—	1,136,647
Barclays Capital Inc.†	1,692	USD	(0.25	)%*	—	1,691,615
Barclays Capital Inc.†	544	USD	(0.25	)%*	—	543,629
Barclays Capital Inc.†	235	USD	(0.25	)%*	—	234,639
Barclays Capital Inc.†	1,505	USD	(0.15	)%*	—	1,504,599
Barclays Capital Inc.†	823	USD	(0.13	)%*	—	823,045
Barclays Capital Inc.†	2,803	USD	0.00%		—	2,803,450
Barclays Capital Inc.†	1,476	USD	0.25%		—	1,476,569
Credit Suisse Securities†	2,725	USD	(1.50	)%*	—	2,722,616
Credit Suisse Securities†	1,426	USD	(1.50	)%*	—	1,424,056
Credit Suisse Securities†	1,157	USD	(1.25	)%*	—	1,156,277
Credit Suisse Securities†	2,243	USD	(1.00	)%*	—	2,241,720
Credit Suisse Securities†	1,561	USD	(1.00	)%*	—	1,560,219
Credit Suisse Securities†	1,515	USD	(1.00	)%*	—	1,514,560
Credit Suisse Securities†	1,512	USD	(1.00	)%*	—	1,510,614
Credit Suisse Securities†	977	USD	(1.00	)%*	—	975,361
Credit Suisse Securities†	365	USD	(1.00	)%*	—	364,930
Credit Suisse Securities†	1,803	USD	(0.75	)%*	—	1,801,807
Credit Suisse Securities†	2,085	USD	(0.50	)%*	—	2,084,247
Credit Suisse Securities†	1,793	USD	(0.50	)%*	—	1,792,433
Credit Suisse Securities†	1,225	USD	(0.50	)%*	—	1,224,944
Credit Suisse Securities†	1,411	USD	(0.25	)%*	—	1,410,177
Credit Suisse Securities†	1,023	USD	(0.25	)%*	—	1,022,358
Credit Suisse Securities†	833	USD	(0.25	)%*	—	832,757
Credit Suisse Securities†	584	USD	(0.25	)%*	—	584,269
Credit Suisse Securities	455	USD	0.00%		1/03/13	454,500
Credit Suisse Securities†	3,082	USD	0.00%		—	3,081,515
Credit Suisse Securities†	2,185	USD	0.00%		—	2,185,000
Credit Suisse Securities†	1,824	USD	0.00%		—	1,823,738
Credit Suisse Securities†	1,631	USD	0.00%		—	1,631,250
Credit Suisse Securities†	1,568	USD	0.00%		—	1,567,500
Credit Suisse Securities†	1,151	USD	0.00%		—	1,151,250
Credit Suisse Securities†	1,119	USD	0.00%		—	1,118,750
Credit Suisse Securities†	865	USD	0.00%		—	865,000
Credit Suisse Securities†	688	USD	0.00%		—	688,207
Deutsche Bank Securities Inc.†	1,300	USD	(0.25	)%*	—	1,299,565
Deutsche Bank Securities Inc.†	872	USD	(0.25	)%*	—	871,840
Deutsche Bank Securities Inc.	21,453	USD	0.34%		1/03/13	21,458,550
HSBC	16,084	USD	0.30%		1/09/13	16,086,110
HSBC	6,396	USD	0.30%		1/17/13	6,395,853
HSBC	3,164	USD	0.30%		1/17/13	3,164,316
ING Bank Amsterdam†	710	USD	(4.13	)%*	—	705,576
ING Bank Amsterdam†	1,669	USD	(2.25	)%*	—	1,660,844
ING Bank Amsterdam†	880	USD	(2.25	)%*	—	878,555
ING Bank Amsterdam†	818	USD	(2.25	)%*	—	814,041
ING Bank Amsterdam†	673	USD	(2.00	)%*	—	671,367
ING Bank Amsterdam†	732	USD	(1.75	)%*	—	731,485
ING Bank Amsterdam†	754	USD	(0.88	)%*	—	753,593
ING Bank Amsterdam†	290	USD	(0.88	)%*	—	289,483
ING Bank Amsterdam†	232	USD	(0.50	)%*	—	231,887
ING Bank Amsterdam†	158	USD	(0.50	)%*	—	157,508
ING Bank Amsterdam†	140	USD	(0.50	)%*	—	140,363
ING Bank Amsterdam†	804	USD	(0.38	)%*	—	803,340
ING Bank Amsterdam†	619	USD	(0.25	)%*	—	618,703
ING Bank Amsterdam†	558	USD	(0.25	)%*	—	558,090

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2012
ING Bank Amsterdam†	184	USD	(0.25	)%*	—	$184,039
ING Bank Amsterdam†	180	USD	(0.25	)%*	—	179,731
JPMorgan Chase Bank, NA†	1,099	EUR	(0.50	)%*	—	1,450,508
JPMorgan Chase Bank, NA†	988	EUR	(0.50	)%*	—	1,303,074
JPMorgan Chase Bank, NA†	1,069	USD	(0.50	)%*	—	1,068,171
JPMorgan Chase Bank, NA†	7,376	USD	0.00%		—	7,375,875
Morgan Stanley & Co. Inc.	16,220	USD	0.32%		2/05/13	16,223,893
Nomura International PLC†	3,126	USD	(0.15	)%*	—	3,125,044

						$166,167,305

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2012
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $520,399,141 or 39.4% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $165,060,184.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(d)	Variable rate coupon, rate shown as of December 31, 2012.
(e)	Pay-In-Kind Payments (PIK).
(f)	Fair valued by the Adviser.
(g)	Illiquid security.
(h)	Security is in default and is non-income producing.
(i)	Non-income producing security.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2012.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,633,014.
(l)	IO - Interest Only
(m)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of December 31, 2012, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science and Technology Corp.	6/20/10	$0	$0	0.00%
American Media, Inc.	3/04/09	287,499	25,955	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10	1,435,027	1,363,304	0.10%
European Media Capital SA
10.00%, 2/01/15	8/18/10	139,198	132,239	0.01%

(n)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $1,691,888 and $53,835, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(o)	Restricted and illiquid security.
(p)	One contract relates to 100 shares.
(q)	One contract relates to 1 share.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $147,763,137 and gross unrealized depreciation of investments was $(26,311,276), resulting in net unrealized appreciation of $121,451,861.
(t)	An amount of $578,000 has been segregated to collateralize OTC derivatives outstanding at December 31, 2012.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2012, the fund’s total exposure to subprime investments was 7.17% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

Country Breakdown *

December 31, 2012 (unaudited)

64.5%	United States
3.5%	Brazil
3.4%	Russia
3.3%	United Kingdom
1.6%	Luxembourg
1.5%	Argentina
1.3%	Canada
1.1%	Dominican Republic
1.1%	Netherlands
1.0%	South Africa
0.9%	Germany
0.9%	Turkey
0.8%	El Salvador
14.1%	Other
1.0%	Short-Term

100.0%

*	All data are as of December 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Chile, China, Colombia, Croatia, Czech Republic, Denmark, Euro Zone, France, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Italy, Japan, Kazakhstan, Mexico, Nigeria, Norway, Peru, Philippines, Portugal, Serbia, Singapore, Spain, Supranational, Sweden, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay and Virgin Islands (BVI).

AllianceBernstein Global High Income Fund

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values as described in Note 1 above) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$782,696,071		$8,958,125		$791,654,196
Governments - Treasuries		– 0	–	123,207,782		– 0	–	123,207,782
Corporates - Investment Grades		– 0	–	116,244,933		– 0	–	116,244,933
Collateralized Mortgage Obligations		– 0	–	– 0	–	77,482,254		77,482,254
Emerging Markets - Sovereigns		– 0	–	59,315,622		– 0	–	59,315,622
Emerging Markets - Corporate Bonds		– 0	–	53,928,644		1,397,598		55,326,242
Commercial Mortgage-Backed Securities		– 0	–	1,559,292		41,579,250		43,138,542
Bank Loans		– 0	–	– 0	–	41,825,907		41,825,907
Quasi-Sovereigns		– 0	–	34,398,216		– 0	–	34,398,216
Emerging Markets - Treasuries		– 0	–	15,235,336		14,275,028		29,510,364
Asset-Backed Securities		– 0	–	– 0	–	17,250,501		17,250,501
Preferred Stocks		14,084,634		1,655,451		– 0	–	15,740,085
Local Governments - Municipal Bonds		– 0	–	14,695,636		– 0	–	14,695,636
Governments - Sovereign Agencies		– 0	–	13,581,431		– 0	–	13,581,431
Governments - Sovereign Bonds		– 0	–	8,748,875		2,048,084		10,796,959
Supranationals		– 0	–	1,854,775		6,735,264		8,590,039
Local Governments - Regional Bonds		– 0	–	8,541,211		– 0	–	8,541,211
Inflation Linked Securities		– 0	–	6,683,183		– 0	–	6,683,183
Common Stocks		27		– 0	–	2,916,590		2,916,617
Options Purchased - Puts		– 0	–	783,556		– 0	–	783,556
Warrants		– 0	–	– 0	–	25,200		25,200
Short-Term Investments		12,589,992		2,253,562		– 0	–	14,843,554

Total Investments in Securities		26,674,653		1,245,383,576		214,493,801		1,486,552,030
Other Financial Instruments*:
Assets
Credit Default Swap Contracts		– 0	–	8,676,882		– 0	–	8,676,882
Interest Rate Swap Contracts		– 0	–	85,657		– 0	–	85,657
Forward Currency Exchange Contracts		– 0	–	1,772,392		– 0	–	1,772,392
Futures Contracts		43,500		– 0	–	– 0	–	43,500
Liabilities
Credit Default Swap Contracts		– 0	–	(1,404,773)		– 0	–	(1,404,773)
Interest Rate Swap Contracts		– 0	–	(1,648,405)		– 0	–	(1,648,405)
Forward Currency Exchange Contracts		– 0	–	(2,144,721)		– 0	–	(2,144,721)
Futures Contracts		(169,153)		– 0	–	– 0	–	(169,153)
Written Options		(114,222)		(810,246)		– 0	–	(924,468)

Total		$26,434,778		$1,249,910,362		$214,493,801		$1,490,838,941

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non- Investment Grades		Corporates - Investment Grades			Collateralized Mortgage Obligations		Emerging Markets - Sovereigns
Balance as of 3/31/12	$6,985,353			$4,302,490		$47,371,390			$3,649,275
Accrued discounts/ (premiums)	231,825			– 0	–	625,412			– 0	–
Realized gain (loss)	(4,714,839)			– 0	–	593,001			– 0	–
Change in unrealized appreciation/depreciation	5,308,976			– 0	–	6,072,845			– 0	–
Purchases	1,692,000			– 0	–	30,789,873			– 0	–
Sales	(867,190)			– 0	–	(7,970,267)			– 0	–
Reclassification	1,462,400			(1,462,400)		– 0	–		6,515,726
Transfers into Level 3	1,970,400			– 0	–	– 0	–		– 0	–
Transfers out of Level 3^	(3,110,800)			(2,840,090)		– 0	–		(10,165,001)

Balance as of 12/31/12	$8,958,125		$	– 0	–	$77,482,254		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12	$584,718		$	– 0	–	$6,069,023		$	– 0	–

	Emerging Markets - Corporate Bonds		Commercial Mortgage-Backed Securities			Bank Loans		Emerging Markets - Treasuries
Balance as of 3/31/12	$2,735,683			$51,452,074		$38,731,182			$9,148,457
Accrued discounts/ (premiums)	(6,471)			348,863		472,691			(14,699)
Realized gain (loss)	– 0	–		2,712,990		459,402			– 0	–
Change in unrealized appreciation/depreciation	6,477			2,071,697		154,375			1,135,498
Purchases	– 0	–		4,852,696		21,795,342			– 0	–
Sales	– 0	–		(18,386,109)		(19,787,085)			– 0	–
Reclassification	– 0	–		– 0	–	– 0	–		– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–		4,005,772
Transfers out of Level 3^	(1,338,091)			(1,472,961)		– 0	–		– 0	–

Balance as of 12/31/12	$1,397,598			$41,579,250		$41,825,907			$14,275,028

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12	$6,477			$3,611,520		$697,698			$1,135,497

	Asset-Backed Securities		Governments - Sovereign Bonds		Supranationals			Common Stocks
Balance as of 3/31/12	$14,509,368		$10,165,001			$6,744,941			$2,573,896
Accrued discounts/ (premiums)	195,121		(7,457)			251,375			– 0	–
Realized gain (loss)	293,186		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/ depreciation	2,681,418		8,869			(261,052)			346,002
Purchases	625,210		2,046,672			– 0	–		– 0	–
Sales	(1,053,802)		– 0	–		– 0	–		(3,308)
Reclassification	– 0	–	(6,515,726)			– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–		– 0	–
Transfers out of Level 3^	– 0	–	(3,649,275)			– 0	–		– 0	–

Balance as of 12/31/12	$17,250,501		$2,048,084			$6,735,264			$2,916,590

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12	$2,882,763		$8,869			$(261,052)			$348,094

	Warrants		Options Purchased - Puts		Short-term Investments			Credit Default Swaps
Balance as of 3/31/12	$ – 0	–	$98			$2,447,797			$(773,891)
Accrued discounts/ (premiums)	– 0	–	– 0	–		201			– 0	–
Realized gain (loss)	– 0	–	(257,368)			– 0	–		– 0	–
Change in unrealized appreciation/ depreciation	25,200		257,270			112,131			– 0	–
Purchases	– 0	–	– 0	–		(2,560,129)			– 0	–
Sales	– 0	–	– 0	–		– 0	–		– 0	–
Reclassification	– 0	–	– 0	–		– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–		773,891

Balance as of 12/31/12	$25,200		$ – 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12	$25,200		$ – 0	–	$	– 0	–	$	– 0	–

	Unfunded Loan Commitments		Total
Balance as of 3/31/12	$(357,490)		$199,685,624
Accrued discounts/ (premiums)	– 0	–	2,096,861
Realized gain (loss)	– 0	–	(913,628)
Change in unrealized appreciation/ depreciation	357,490		18,277,196
Purchases	– 0	–	59,241,664
Sales	– 0	–	(48,067,761)
Reclassification	– 0	–	– 0	–
Transfers into Level 3	– 0	–	5,976,172
Transfers out of Level 3	– 0	–	(21,802,327)

Balance as of 12/31/12	$ – 0	–	$214,493,801

Net change in unrealized appreciation/depreciation from investments held as of 12/31/12	$357,490		$15,466,297

^	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Corporates - Non-Investment Grades	$5,947,684	Third Party Vendor	Evaluated Quotes	$0.95- $106.00
	$1,110,503	Indicative Market Quotations	Broker Quote	$93.02
	$1,899,938	Qualitative Assessment	Fundamentals Evaluation	$0.00- $163.74
Collateralized Mortgage Obligations	$77,482,254	Third Party Vendor	Evaluated Quotes	$14.59- $84.258
Emerging Markets - Corporate Bonds	$1,397,598	Third Party Vendor	Evaluated Quotes	$107.50
Commercial Mortgage-Backed Securities	$41,579,250	Third Party Vendor	Evaluated Quotes	$79.84- $114.08
Bank Loans	$41,825,907	Third Party Vendor	Vendor Quotes	$75.22- $102.38
Emerging Markets - Treasuries	$14,275,028	Indicative Market Quotations	Broker Quote	$104.60- $138.74
Asset-Backed Securities	$17,250,501	Third Party Vendor	Evaluated Quotes	$61.77- $91.61
Governments - Sovereign Bonds	$2,048,084	Indicative Market Quotations	Broker Quote	$108.45- $110.35
Supranationals	$6,735,264	Indicative Market Quotations	Broker Quote	$98.71
Common Stocks	$2,916,590	Qualitative Assessment	Fundamentals Evaluation	$0.00- $3,628.47
Warrants	$25,200	Qualitative Assessment	Fundamentals Evaluation	$0.00- $1.40

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all fixed income securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 25, 2013